UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number            811-22906

Virtus Alternative Solutions Trust

(Exact name of registrant as specified in charter)

101 Munson Street

Greenfield, MA 01301

(Address of principal executive offices) (Zip code)

Jennifer Fromm, Esq.

Vice President, Chief Legal Officer, Counsel and Secretary for Registrant

One Financial Plaza

Hartford, CT 06103-4506

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 243-1574

Date of fiscal year end:  October 31

Date of reporting period:  April 30, 2019

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

SEMI-ANNUAL REPORT
VIRTUS ALTERNATIVE SOLUTIONS  TRUST

April 30, 2019
Virtus Aviva Multi-Strategy Target Return Fund
Virtus Duff & Phelps Select MLP and Energy Fund
Virtus KAR Long/Short Equity Fund

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports like this one will no longer be sent by mail, unless specifically requested from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
You may elect at any time to receive not only shareholder reports but also certain other communications from the Fund electronically, or you may elect to receive paper copies of all future shareholder reports free of charge to you. If you own your shares directly with the Fund, you may make such elections by calling the Fund at 1-800-243-1574 or, with respect to requesting electronic delivery, by visiting www.virtus.com. If you own your shares through a financial intermediary, please contact your financial intermediary to make your request and to determine whether your election will apply to all funds in which you own shares through that intermediary.

Not FDIC Insured • No Bank Guarantee • May Lose Value

Table of Contents
Message to Shareholders	1
Disclosure of Fund Expenses	2
Key Investment Terms	4
Portfolio Holdings Summary Weightings	6
Fund	Schedule of Investments
Virtus Aviva Multi-Strategy Target Return Fund (“Aviva Multi-Strategy Target Return Fund”)	7
Virtus Duff & Phelps Select MLP and Energy Fund (“Duff & Phelps Select MLP and Energy Fund”)	14
Virtus KAR Long/Short Equity Fund (“KAR Long/Short Equity Fund ”)	16
Statements of Assets and Liabilities	18
Statements of Operations	20
Statements of Changes in Net Assets	22
Financial Highlights	24
Notes to Financial Statements	26
Consideration of Advisory and Subadvisory Agreements by the Board of Trustees	43
Proxy Voting Procedures and Voting Record (Form N-PX)
The subadvisers vote proxies, if any, relating to portfolio securities in accordance with procedures that have been approved by the Board of Trustees of the Trust (“Trustees”, or the “Board”). You may obtain a description of these procedures, along with information regarding how the Funds voted proxies during the most recent 12-month period ended June 30, free of charge, by calling toll-free 1-800-243-1574. This information is also available through the Securities and Exchange Commission’s (the “SEC”) website at https://www.sec.gov.
PORTFOLIO  HOLDINGS INFORMATION
For periods prior to the quarter ending July 31, 2019, the Trust has filed a complete schedule of portfolio holdings for each Fund with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each Fund’s Form N-Qs are available on the SEC’s website at https://www.sec.gov.
Effective July 31, 2019, the Trust will file a complete schedule of portfolio holdings for each Fund with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Form N-PORT is available on the SEC’s website at https://www.sec.gov.
This report is not authorized for distribution to prospective investors in the Funds presented in this book unless preceded or accompanied by an effective prospectus which includes information concerning the sales charge, each Fund’s record and other pertinent information.

MESSAGE TO SHAREHOLDERS
To My Fellow Shareholders of Virtus Funds:
I am pleased to present this semiannual report that reviews the performance of your fund for the six months ended April 30, 2019.
The strong market rebound in the first four months of 2019 from the last two months of 2018 resulted in positive performance across global market indexes for the six-month period ended April 30, 2019. During this time, U.S. large-cap stocks, as measured by the S&P 500® Index, rose 9.76%, while small-cap stocks increased 6.06%, as measured by the Russell 2000® Index. Within international equities, emerging markets produced the strongest returns, with the MSCI Emerging Markets Index (net) up 13.76%, compared to developed markets, which returned 7.45%, as measured by the MSCI EAFE® Index (net).
In fixed income markets, the yield on the 10-year Treasury was 2.51% at April 30, 2019, down from 3.15% at October 31, 2018. The broader U.S. fixed income market, as represented by the Bloomberg Barclays U.S. Aggregate Bond Index, which tracks Treasuries and other investment-grade debt securities, was up 5.49% for the six-month period. Non-investment grade bonds also produced positive returns during the period, up 5.54%, as measured by the Bloomberg Barclays U.S. Corporate High Yield Bond Index.
The market uncertainty over the past six months serves as a reminder of the importance of portfolio diversification, including exposure to traditional and alternative asset classes. While diversification cannot guarantee a profit or prevent a loss, owning a variety of asset classes may cushion your portfolio against inevitable market fluctuations. Your financial advisor can help you ensure that your portfolio is adequately diversified across asset classes and investment strategies, with a broad array of Virtus Funds available through your fund exchange privileges. These include distinctive equity, fixed income, international, and asset allocation funds managed by Virtus affiliates and select subadvisers. We invite you to learn more about the Virtus family of funds at Virtus.com.
On behalf of our investment affiliates, thank you for entrusting the Virtus Funds with your assets. Should you have questions about your account or require assistance, please visit Virtus.com, or call our customer service team at 800-243-1574. We appreciate your business and remain committed to your long-term financial success.
Sincerely,
George R. Aylward
President, Virtus Funds
June 2019
Performance data quoted represents past results. Past performance is no guarantee of future results, and current performance may be higher or lower than the performance shown above.

VIRTUS ALTERNATIVE SOLUTIONS TRUST
DISCLOSURE OF FUND EXPENSES (Unaudited)
FOR THE SIX-MONTH PERIOD OF November 1, 2018 TO April 30, 2019
We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of a Virtus Alternative Solutions Trust Fund (each, a “Fund”), you may incur two types of costs: (1) transaction costs, including sales charges on purchases of Class A shares and contingent deferred sales charges on Class C shares; and (2) ongoing costs, including investment advisory fees, distribution and service fees, and other expenses. Class I shares and Class R6 shares are sold without sales charges and do not incur distribution and service fees. Class R6 shares also do not incur shareholder servicing fees. For further information regarding applicable sales charges, see Note 1 in the Notes to Financial Statements. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period.
Please note that the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges or contingent deferred sales charges. Therefore, the accompanying tables are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
Actual Expenses
The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
		Beginning Account Value November 1, 2018	Ending Account Value April 30, 2019	Annualized Expense Ratio*	Expenses Paid During Period**
Aviva Multi-Strategy Target Return Fund
	Class A	$ 1,000.00	$ 1,005.20	1.69%	$ 8.40
	Class C	1,000.00	1,001.70	2.44	12.11
	Class I	1,000.00	1,006.30	1.44	7.16
	Class R6	1,000.00	1,006.80	1.38	6.87
Duff & Phelps Select MLP and Energy Fund
	Class A	1,000.00	1,021.50	1.40	7.02
	Class C	1,000.00	1,018.20	2.15	10.76
	Class I	1,000.00	1,022.40	1.15	5.77
KAR Long/Short Equity Fund ***
	Class A	1,000.00	1,195.00	2.44	10.42
	Class C	1,000.00	1,192.00	3.19	13.60
	Class I	1,000.00	1,196.00	2.17	9.27
	Class R6	1,000.00	1,197.00	2.12	9.06

*	Annualized expense ratios include dividend and interest expense on securities sold short.
**	Expenses are equal to the relevant Fund’s annualized expense ratio, which is net of waived fees and reimbursed expenses, if applicable, multiplied by the average account value over the period, multiplied by the number of days (181) expenses were accrued in the most recent fiscal half-year, then divided by 365 to reflect the one-half year period.
***	Expenses are equal to the relevant Fund’s annualized expense ratio, which is net of waived fees and reimbursed expenses, if applicable, multiplied by the average account value over the period, multiplied by the number of days (142) expenses were accrued in the most recent fiscal period, then divided by 365.
For Funds which may invest in other funds, the annualized expense ratios noted above do not reflect fees and expenses associated with the underlying funds. If such fees and expenses had been included, the expenses would have been higher.
You can find more information about a Fund’s expenses in the Financial Statements section that follows. For additional information on operating expenses and other shareholder costs, refer to that Fund’s prospectus.

VIRTUS ALTERNATIVE SOLUTIONS TRUST
DISCLOSURE OF FUND EXPENSES (Unaudited) (Continued)
FOR THE SIX-MONTH PERIOD OF November 1, 2018 TO April 30, 2019
Hypothetical Example for Comparison Purposes
The table below provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.
		Beginning Account Value November 1, 2018	Ending Account Value April 30, 2019	Annualized Expense Ratio	Expenses Paid During Period*
Aviva Multi-Strategy Target Return Fund
	Class A	$ 1,000.00	$ 1,016.41	1.69%	$ 8.45
	Class C	1,000.00	1,012.69	2.44	12.18
	Class I	1,000.00	1,017.65	1.44	7.20
	Class R6	1,000.00	1,017.95	1.38	6.90
Duff & Phelps Select MLP and Energy Fund
	Class A	1,000.00	1,017.85	1.40	7.00
	Class C	1,000.00	1,014.13	2.15	10.74
	Class I	1,000.00	1,019.09	1.15	5.76
KAR Long/Short Equity Fund
	Class A	1,000.00	1,012.69	2.44	12.18
	Class C	1,000.00	1,008.98	3.19	15.89
	Class I	1,000.00	1,014.03	2.17	10.84
	Class R6	1,000.00	1,014.28	2.12	10.59

*	Expenses are equal to the relevant Fund’s annualized expense ratio, which is net of waived fees and reimbursed expenses, if applicable, multiplied by the average account value over the period, multiplied by the number of days (181) expenses were accrued in the most recent fiscal half-year, then divided by 365 to reflect the one-half year period.
For Funds which may invest in other funds, the annualized expense ratios noted above do not reflect fees and expenses associated with the underlying funds. If such fees and expenses had been included, the expenses would have been higher.
You can find more information about a Fund’s expenses in the Financial Statements section that follows. For additional information on operating expenses and other shareholder costs, refer to that Fund’s prospectus.

VIRTUS ALTERNATIVE SOLUTIONS TRUST
KEY INVESTMENT TERMS (Unaudited)
American Depositary Receipt (“ADR”)
Represents shares of foreign companies traded in U.S. dollars on U.S. exchanges that are held by a U.S. bank or a trust. Foreign companies use ADRs in order to make it easier for Americans to buy their shares.
Alerian MLP Index
A composite of the 50 most prominent energy master limited partnerships (MLPs) that provides investors with an unbiased, comprehensive benchmark for this emerging asset class. The index, which is calculated using a float-adjusted, capitalization-weighted methodology, is disseminated real-time on a price-return basis (NYSE: AMZ) and on a total-return basis (NYSE:AMZX). The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
Bloomberg Barclays U.S. Aggregate Bond Index
An index that measures the U.S. investment grade, fixed rate bond market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
Bloomberg Barclays U.S. Corporate High Yield Bond Index
The Bloomberg Barclays U.S. Corporate High Yield Bond Index measures the U.S. dollar-denominated, high yield, fixed-rate corporate bond market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
Exchange–Traded Funds (ETF)
An open-end fund that is traded on a stock exchange. Most ETFs have a portfolio of stocks or bonds that track a specific market index.
Exchange–Traded Notes (ETN)
Senior, unsecured, unsubordinated debt securities whose returns are linked to the performance of a particular market benchmark or strategy minus applicable fees.
iShares®
Represents shares of an open-end exchange-traded fund.
London Interbank Offered Rate (LIBOR)
A benchmark rate that some of the world’s leading banks charge each other for short-term loans and that serves as the first step to calculating interest rates on various loans throughout the world.
Master Limited Partnerships (MLPs)
Investment which combines the tax benefits of a limited partnership with the liquidity of publicly traded securities. To be classified as an MLP, a partnership must derive most of its cash flows from real estate, natural resources and commodities.
MSCI EAFE® Index (net)
The MSCI EAFE® (Europe, Australasia, Far East) Index (net) A free float-adjusted, market capitalization-weighted index that measures developed foreign market equity performance, excluding the U.S. and Canada. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
MSCI Emerging Markets Index (net)
The MSCI Emerging Markets Index (net) is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in the global emerging markets. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
Over–the–Counter (OTC)
Trading that is done directly between two parties, without any supervision of an exchange.
Payment–in–Kind Security (PIK)
A bond which pays interest in the form of additional bonds, or preferred stock which pays dividends in the form of additional preferred stock.
Public Limited Company (PLC)
A Public Limited Company (PLC) is the legal designation of a limited liability company that has offered shares to the general public and has limited liability.
Real Estate Investment Trust (“REIT”)
A publicly traded company that owns, develops and operates income-producing real estate such as apartments, office buildings, hotels, shopping centers and other commercial properties.

VIRTUS ALTERNATIVE SOLUTIONS TRUST
KEY INVESTMENT TERMS (Unaudited) (Continued)
Russell 2000® Index
The Russell 2000® Index is a market capitalization-weighted index of the 2,000 smallest companies in the Russell Universe, which comprises the 3,000 largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
S&P 500® Index
The S&P 500® Index is a free-float market capitalization-weighted index of 500 of the largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.

VIRTUS ALTERNATIVE SOLUTIONS  TRUST
PORTFOLIO HOLDINGS SUMMARY WEIGHTINGS (Unaudited)
April 30, 2019
For each Fund, the following tables present asset allocations within certain sectors as a percentage of total investments as of April 30, 2019.
Aviva Multi-Strategy Target Return Fund
Short-Term Investments*	52%
Common Stocks	25
Exchange-Traded Funds	13
Foreign Government Securities	10
Total	100%
* Represents collateral utilized for derivative contracts.
Duff & Phelps Select MLP and Energy Fund
Master Limited Partnerships and Related Companies		92%
Diversified	27%
Natural Gas Pipelines	15
Gathering/Processing	14
Petroleum Transportation & Storage	12
Downstream/Other	12
Marine/Shipping	7
Upstream	3
Electric, LDC & Power	2
Short-Term Investment		5
Exchange-Traded Fund		3
Total		100%

KAR Long/Short Equity Fund
Common Stocks		109%
Financials	27%
Information Technology	21
Industrials	17
Consumer Discretionary	12
Consumer Staples	11
Communication Services	9
Health Care	6
All other Common Stocks	6
Short-Term Investment		15
Securities Sold Short		(24)
Total		100%

Aviva Multi-Strategy Target Return Fund
SCHEDULE OF INVESTMENTS (Unaudited)
April 30, 2019
($ reported in thousands)
	Par Value	Value
Foreign Government Securities—7.8%
Indonesia Treasury Bond 8.250%, 7/15/21(1)	18,841,000 IDR	$ 1,359
Republic of South Africa Government Bond
10.500%, 12/21/26(1)	14,400 ZAR	1,113
8.250%, 3/31/32(1)	12,500 ZAR	801
Total Foreign Government Securities (Identified Cost $3,426)		3,273

	Shares
Common Stocks—19.8%
Communication Services—0.6%
BCE, Inc.	244	11
Cellnex Telecom SA 144A(2)	688	21
Elisa OYJ	483	20
Koninklijke KPN NV	11,316	35
ProSiebenSat.1 Media SE	748	12
Rogers Communications, Inc. Class B	582	29
Scout24 AG 144A(2)	345	18
SES SA	1,230	21
Shaw Communications, Inc. Class B	739	15
Telecom Italia SpA/Milano(3)	34,646	19
TELUS Corp.	317	12
Ubisoft Entertainment SA(3)	237	23
United Internet AG	401	16
		252

Consumer Discretionary—0.8%
Accor SA	651	27
Canadian Tire Corp., Ltd. Class A	97	11
Delivery Hero SE 144A(2)(3)	421	19
Dollarama, Inc.	487	15
Gildan Activewear, Inc.	331	12
HUGO BOSS AG	203	14
Magna International, Inc.	508	28
Moncler SpA	567	23
Nokian Renkaat OYJ	443	15
Paddy Power Betfair plc(3)	258	22
Porsche Automobil Holding SE	499	35
Restaurant Brands International, Inc.	382	25
Sodexo SA	278	32
Stars Group, Inc. (The)(3)	283	5
Valeo SA	771	28
Zalando SE 144A(2)(3)	472	22
		333

Consumer Staples—0.4%
Alimentation Couche-Tard, Inc. Class B	701	41
Beiersdorf AG	320	35
Colruyt SA	206	15
	Shares	Value

Consumer Staples—continued
Empire Co., Ltd.	278	$ 6
George Weston, Ltd.	123	9
Heineken Holding NV	322	33
Loblaw Cos., Ltd.	300	15
Metro, Inc.	390	14
Saputo, Inc.	374	13
		181

Energy—2.9%
ARC Resources, Ltd.	567	4
BP PLC	29,252	213
Cameco Corp.	634	7
Canadian Natural Resources, Ltd.	1,931	58
Cenovus Energy, Inc.	1,673	17
Enagas SA	728	21
Enbridge, Inc.	3,237	120
Encana Corp.	2,381	16
Galp Energia SGPS SA	1,574	26
Husky Energy, Inc.	563	6
Imperial Oil, Ltd.	444	13
Inter Pipeline, Ltd.	642	10
Keyera Corp.	335	8
OMV AG	458	25
Pembina Pipeline Corp.	810	28
PrairieSky Royalty, Ltd.	338	5
Royal Dutch Shell PLC Class A	6,747	215
Seven Generations Energy, Ltd. Class A(3)	435	3
Suncor Energy, Inc.	2,570	85
Tenaris SA	1,498	21
TOTAL SA	3,857	214
Tourmaline Oil Corp.	414	6
TransCanada Corp.	1,464	70
Vermilion Energy, Inc.	232	6
		1,197

Financials—2.9%
Aegon NV	5,755	30
Ageas	628	33
ASR Nederland NV	464	21
Banco de Sabadell SA	18,053	21
Bank of Ireland Group PLC	2,978	19
Bank of Montreal	1,025	81
Bank of Nova Scotia (The)	1,965	108
Bankinter SA	2,071	16
Brookfield Asset Management, Inc. Class A	1,351	65
Canadian Imperial Bank of Commerce	709	60
CI Financial Corp.	379	5
Commerzbank AG(3)	3,250	29
EXOR NV	371	25
Fairfax Financial Holdings, Ltd.	44	21
FinecoBank Banca Fineco SpA	1,262	17
Great-West Lifeco, Inc.	446	11
Groupe Bruxelles Lambert SA	259	25
Hannover Rueck SE	193	29
iA Financial Corp, Inc.	176	7
	Shares	Value

Financials—continued
IGM Financial, Inc.	141	$ 4
Intact Financial Corp.	223	18
Manulife Financial Corp.	3,179	59
Mediobanca Banca di Credito Finanziario SpA	2,256	24
National Bank of Canada	538	26
Natixis SA	2,961	17
Onex Corp.	137	8
Power Corp. of Canada	482	11
Power Financial Corp.	425	10
Royal Bank of Canada	2,305	184
SCOR SE	565	23
Sun Life Financial, Inc.	966	40
Toronto-Dominion Bank (The)	2,931	167
		1,214

Health Care—0.5%
Aurora Cannabis, Inc.(3)	1,118	10
Bausch Health Cos, Inc.(3)	504	12
Canopy Growth Corp.(3)	330	17
Cronos Group, Inc.(3)	293	5
Eurofins Scientific SE	36	16
Galapagos NV(3)	153	17
Grifols SA	946	26
Ipsen SA	117	14
Orpea	154	19
QIAGEN NV(3)	754	29
Sartorius AG	110	20
Siemens Healthineers AG 144A(2)	481	21
		206

Industrials—1.6%
Aeroports de Paris	90	18
Alstom SA	530	23
Bombardier, Inc. Class B(3)	3,404	6
Brenntag AG	496	27
Bureau Veritas SA	917	23
CAE, Inc.	427	10
Canadian National Railway Co.	1,166	108
Canadian Pacific Railway, Ltd.	228	51
Deutsche Lufthansa AG	762	18
Edenred	768	36
Eiffage SA	320	34
Finning International, Inc.	269	5
GEA Group AG	475	13
Getlink SE	1,402	23
Kingspan Group plc	495	26
KION Group AG	208	14
Knorr-Bremse AG(3)	154	17
Leonardo SpA	1,295	15
OSRAM Licht AG	311	11
Prysmian SpA	860	17
Randstad NV	383	22
Rexel SA	975	13
Rheinmetall AG	140	16
Safran SA(4)(5)	246	36
SNC-Lavalin Group, Inc.	281	7
Teleperformance	188	36
Thomson Reuters Corp.	323	20
See Notes to Financial Statements.

Aviva Multi-Strategy Target Return Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2019
($ reported in thousands)
	Shares	Value

Industrials—continued
Wartsila OYJ Abp	1,458	$ 23
WSP Global, Inc.	167	9
		677

Information Technology—1.8%
Adyen NV 144A(2)(3)	45	37
Atos SE	303	31
BlackBerry Ltd.(3)	818	8
CGI, Inc.(3)	399	29
Constellation Software, Inc.	32	28
Ingenico Group SA	192	16
InterXion Holding NV(3)	932	64
Micron Technology, Inc.(3)	4,217	177
Open Text Corp.	430	17
Samsung Electronics Co. Ltd.	4,081	160
Shopify, Inc. Class A(3)	144	35
SK Hynix, Inc.	2,488	168
		770

Materials—2.5%
Agnico Eagle Mines Ltd.	375	16
Anglo American PLC	7,741	200
Arkema SA	230	24
Barrick Gold Corp.	2,797	36
BHP Group PLC	8,991	212
CCL Industries, Inc. Class B	239	10
Evonik Industries AG	534	16
First Quantum Minerals, Ltd.	1,104	12
Franco-Nevada Corp.	298	21
Glencore PLC	49,169	195
K+S AG	614	12
Kinross Gold Corp.(3)	2,002	6
LANXESS AG	264	15
Lundin Mining Corp.	1,057	6
Methanex Corp.	100	6
Nutrien, Ltd.	984	53
Smurfit Kappa Group PLC	725	21
Solvay SA	235	28
Stora Enso OYJ Class R	1,964	24
Symrise AG	415	40
Teck Resources, Ltd. Class B	817	19
thyssenkrupp AG	1,579	22
Turquoise Hill Resources, Ltd.(3)	1,745	3
Umicore SA	652	25
West Fraser Timber Co., Ltd.	87	5
Wheaton Precious Metals Corp.	711	15
		1,042

Real Estate—5.1%
Activia Properties, Inc.	5	21
Advance Residence Investment Corp.	9	25
AEON REIT Investment Corp.	10	12
American Tower Corp.	984	192
Aroundtown SA	2,484	20
Comforia Residential REIT, Inc.	4	11
CoreSite Realty Corp.	1,742	191
Covivio	198	21
	Shares	Value

Real Estate—continued
CRE Logistics REIT, Inc.	1	$ 1
Crown Castle International Corp.	1,544	194
CyrusOne, Inc.	2,248	125
Daiwa House REIT Investment Corp.	12	28
Daiwa Office Investment Corp.	2	13
Digital Realty Trust, Inc.	1,594	188
Equinix, Inc.	419	191
ESCON Japan Reit Investment Corp.	1	1
First Capital Realty, Inc.	280	4
Frontier Real Estate Investment Corp.	3	12
Fukuoka REIT Corp.	5	8
Gecina SA	175	26
Global One Real Estate Investment Corp.	6	7
GLP J-REIT	22	24
H&R Real Estate Investment Trust	224	4
Hankyu Hanshin REIT, Inc.	4	5
Health Care & Medical Investment Corp.	2	2
Heiwa Real Estate REIT, Inc.	6	7
Hoshino Resorts REIT, Inc.	1	5
Hulic Reit, Inc.	7	11
Ichigo Hotel REIT Investment Corp.	2	2
Ichigo Office REIT Investment	8	7
Industrial & Infrastructure Fund Investment Corp.	11	12
Invesco Office J-REIT, Inc.	54	8
Invincible Investment Corp.	32	16
Itochu Advance Logistics Investment Corp.	1	1
Japan Excellent, Inc.	8	11
Japan Hotel REIT Investment Corp.	30	24
Japan Logistics Fund, Inc.	6	13
Japan Prime Realty Investment Corp.	6	24
Japan Real Estate Investment Corp.	9	50
Japan Rental Housing Investments, Inc.	10	8
Japan Retail Fund Investment Corp.	17	33
Kenedix Office Investment Corp.	3	20
Kenedix Residential Next Investment Corp.	5	8
Kenedix Retail REIT Corp.	3	7
Klepierre SA	697	25
LaSalle Logiport REIT	7	7
LEG Immobilien AG	203	24
MCUBS MidCity Investment Corp.	10	9
Merlin Properties Socimi SA	1,172	16
Mirai Corp.	8	4
Mitsubishi Estate Logistics REIT Investment Corp.	1	2
	Shares	Value

Real Estate—continued
Mitsui Fudosan Logistics Park, Inc.	2	$ 6
Mori Hills REIT Investment Corp.	10	13
Mori Trust Hotel REIT, Inc.	2	2
Mori Trust Sogo REIT, Inc.	6	9
Nippon Accommodations Fund, Inc.	3	15
Nippon Building Fund, Inc.	9	58
Nippon Prologis REIT, Inc.	12	26
NIPPON REIT Investment Corp.	3	11
Nomura Real Estate Master Fund, Inc.	27	40
One REIT, Inc.	1	2
Ooedo Onsen REIT Investment Corp.	2	2
Orix REIT, Inc.	18	32
Premier Investment Corp.	8	10
RioCan Real Estate Investment Trust	241	5
Sakura Sogo REIT Investment Corp.	2	2
Samty Residential Investment Corp.	2	2
SBA Communications, Corp.(3)	631	129
Sekisui House REIT, Inc.	23	17
SmartCentres Real Estate Investment Trust	116	3
Star Asia Investment Corp.	3	3
Starts Proceed Investment Corp.	1	2
Takara Leben Real Estate Investment Corp.	1	1
Tokyu REIT, Inc.	6	9
Tosei REIT Investment Corp.	2	2
United Urban Investment Corp.	20	32
XYMAX REIT Investment Corp.	1	1
		2,114

Utilities—0.7%
AltaGas, Ltd.	433	6
Atco, Ltd. Class I	122	4
Canadian Utilities, Ltd. Class A	207	6
EDP - Energias de Portugal SA	8,158	31
Electricite de France SA	1,574	23
Emera, Inc.	101	4
Endesa SA	1,016	25
Fortis, Inc.	683	25
Fortum OYJ	1,427	30
Hydro One, Ltd. 144A(2)	525	8
Naturgy Energy Group SA	1,122	32
Red Electrica Corp. SA	1,389	29
Rubis SCA	278	15
Suez	1,237	17
Terna Rete Elettrica Nazionale SpA	4,604	28
See Notes to Financial Statements.

Aviva Multi-Strategy Target Return Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2019
($ reported in thousands)
	Shares	Value

Utilities—continued
Uniper SE	618	$ 19
		302

Total Common Stocks (Identified Cost $7,822)		8,288

Exchange-Traded Funds—10.1%
Invesco Emerging Markets Sovereign Debt ETF(6)	76,725	2,145
iShares JP Morgan USD Emerging Markets Bond ETF(6)	19,192	2,107
Total Exchange-Traded Funds (Identified Cost $4,183)		4,252

Purchased Options—0.3%
(See open purchased options schedule)
Total Purchased Options (Premiums paid $192)		109

Purchased Swaptions—0.0%
(See open purchased swaptions schedule)
Total Purchased Swaptions (Premiums paid $0)		7

Total Long-Term Investments—38.0% (Identified Cost $15,623)		15,929

Short-Term Investments—40.3%
Money Market Mutual Fund—28.3%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 2.33%) Class I(6)	11,865,750	11,866
Total Money Market Mutual Fund (Identified Cost $11,866)		11,866

	Par Value	Value
U.S. Government Security—12.0%
U.S. Treasury Bill (seven-day effective yield 0.085%)	5,000	$ 5,000
Total U.S. Government Security (Identified Cost $5,000)		5,000

Total Short-Term Investments (Identified Cost $16,866)		16,866

TOTAL INVESTMENTS, BEFORE WRITTEN OPTIONS—78.3% (Identified Cost $32,489)		$32,795

Written Options—(0.0)%
(See open written options schedule)
Total Written Options (Premiums received $16)	(24)

TOTAL INVESTMENTS, NET OF WRITTEN OPTIONS—78.3% (Identified Cost $32,473)	$32,771
Other assets and liabilities, net—21.7%	9,103
NET ASSETS—100.0%	$41,874

Abbreviations:
ETF	Exchange-Traded Fund
PLC	Public Limited Company
REIT	Real Estate Investment Trust
TERM	Payment Frequency at Termination

Footnote Legend:
(1)	Par value reported in thousands.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2019, these securities amounted to a value of $146 or 0.3% of net assets.
(3)	Non-income producing.
(4)	Security valued at fair value as determined in good faith by or under the direction of the Trustees.
(5)	Non-tradable security.
(6)	Shares of these funds are publicly offered, and the prospectus and annual reports of each are publicly available.

Counterparties:
BNP	BNP Paribas
CITI	Citibank
GS	Goldman Sachs & Co.
JPM	JPMorgan Chase Bank N.A.
ML	Merrill Lynch
Nomura	Nomura Global Financial Products, Inc.
Soc Gen	Societe Generale

Foreign Currencies:
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
EUR	Euro
GBP	United Kingdom Pound Sterling
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
SGD	Singapore Dollar
TRY	Turkish Lira
TWD	Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand

Country Weightings†
United States	69%
Canada	7
South Africa	6
Indonesia	4
United Kingdom	3
France	3
Japan	2
Other	6
Total	100%
† % of total investments as of, net of written options, April 30, 2019.
See Notes to Financial Statements.

Aviva Multi-Strategy Target Return Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2019
($ reported in thousands)
Open purchased option contracts as of April 30, 2019 were as follows:
Description of Options	Counterparty	Number of Contracts	Contract Notional Amount	Strike Price(1)	Expiration Date	Value
Put Options
Put USD 295 versus Call TRY 1,180	CITI	295,000	$ 295	$ 4.00	05/04/20	$— (2)
Put USD 590 versus Call TRY 2,360	CITI	590,000	590	4.00	06/04/20	— (2)
Put USD 591 versus Call TRY 2,246	CITI	590,862	591	3.80	06/19/19	— (2)
Put USD 295 versus Call TRY 1,121	CITI	295,000	295	3.80	06/27/19	— (2)
Put USD 591 versus Call TRY 2,246	CITI	591,292	591	3.80	07/10/19	— (2)
Put USD 295 versus Call TRY 1,121	CITI	295,431	295	3.80	07/17/19	— (2)
S&P 500® Index	JPM	3	— (2)	2,900.00	06/21/19	10
Call Options
DJ Euro Stoxx Banks	JPM	111	1	3,500.00	06/21/19	48
DJ Euro Stoxx Banks	JPM	186	9	102.50	06/21/19	16
S&P 500® Index	JPM	12	1	2,980.00	06/21/19	35
Total						$ 109

Footnote Legend:
(1)	Strike price not reported in thousands.
(2)	Amount is less than $500.

Open purchased swaption contracts as of April 30, 2019 were as follows:
Description of Swaptions	Counterparty	Number of Contracts	Contract Notional Amount	Strike Price(1)	Expiration Date	Value
Put Swaptions
30-Year USD Interest Rate Swap	GS	1,900,000	$1,900	$2.24	07/03/19	$ 24
30-Year USD Interest Rate Swap	GS	1,900,000	1,900	1.24	07/03/19	(17)
Total						$ 7

Footnote Legend:
(1)	Strike price not reported in thousands.

Open written option contracts as of April 30, 2019 were as follows:
Description of Options	Counterparty	Number of Contracts	Contract Notional Amount	Strike Price(1)	Expiration Date	Value
Call Option
S&P 500® Index	JPM	(3)	$— (2)	$2,900.00	06/21/19	$(24)
Total						$(24)

Footnote Legend:
(1)	Strike price not reported in thousands.
(2)	Amount is less than $500.

See Notes to Financial Statements.

Aviva Multi-Strategy Target Return Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2019
($ reported in thousands)
Futures contracts as of April 30, 2019 were as follows:
Issue	Expiration	Contracts Purchased/(Sold)	Notional Value	Value/Unrealized Appreciation (Depreciation)
TOPIX Index Future	June 2019	16	$ 2,320	$ 15
U.S. Ultra Bond Future	June 2019	59	9,693	146
ASX SPI 200 Future	June 2019	(21)	(2,333)	(47)
Euro Stoxx 50 Future	June 2019	(30)	(1,162)	(16)
FTSE 100 Index Future	June 2019	9	865	37
MSCI Brazil Index Future	June 2019	(16)	(850)	25
MSCI Emerging Markets Index Future	June 2019	31	1,674	62
S&P 500 E-Mini Future	June 2019	18	2,654	155
Stoxx Europe 600 Future	June 2019	(60)	(1,302)	(23)
Total				$354

Forward foreign currency exchange contracts as of April 30, 2019 were as follows:
Currency Purchased	Value (1)	Currency Sold	Value (1)	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
AUD (2)	2,067	NZD	2,181	CITI	06/19/19	$— (3)	$—
AUD (2)	1,033	NZD	1,093	GS	06/19/19	—	(1)
BRL (2)	1,850	USD	477	CITI	07/17/19	—	(8)
CAD (2)	162	USD	121	BNP	05/15/19	—	(—) (3)
CAD (2)	7	USD	5	BNP	05/15/19	— (3)	—
CAD (2)	632	USD	471	GS	05/15/19	1	—
EUR (2)	394	USD	449	JPM	05/15/19	—	(6)
GBP (2)	214	USD	277	JPM	05/15/19	1	—
GBP (2)	191	USD	249	ML	05/15/19	— (3)	—
JPY (2)	146,073	AUD	1,858	JPM	05/15/19	3	—
JPY (2)	80,568	USD	728	BNP	05/15/19	—	(3)
JPY (2)	24,148	USD	217	GS	05/15/19	—	(—) (3)
JPY (2)	145,945	USD	1,309	JPM	05/15/19	3	—
JPY (2)	41,214	USD	371	JPM	05/15/19	—	(—) (3)
JPY (2)	95,529	USD	859	ML	05/15/19	—	(—) (3)
JPY (2)	31,200	USD	281	Nomura	05/15/19	—	(—) (3)
JPY (2)	182,549	SGD	2,235	Soc Gen	06/19/19	1	—
KRW (2)	41,500	USD	37	BNP	05/15/19	—	(1)
KRW (2)	180,000	USD	158	JPM	05/15/19	—	(4)
MXN (2)	18,845	USD	963	JPM	05/15/19	29	—
NOK (2)	25,585	EUR	2,649	BNP	07/17/19	—	(17)
SGD (2)	2,235	JPY	183,861	JPM	06/19/19	—	(13)
SGD (2)	338	USD	250	GS	06/19/19	—	(1)
TRY (2)	2,603	USD	470	CITI	05/15/19	—	(38)
TWD (2)	12,110	USD	393	BNP	05/15/19	—	(1)
USD (2)	217	CAD	286	CITI	05/15/19	4	—
USD (2)	2,592	CAD	3,430	Soc Gen	05/15/19	30	—
USD (2)	20	EUR	18	BNP	05/15/19	— (3)	—
USD (2)	410	EUR	359	GS	05/15/19	6	—
USD (2)	2,664	EUR	2,344	ML	05/15/19	31	—
USD (2)	1,394	GBP	1,077	JPM	05/15/19	—	(12)
USD (2)	3,637	JPY	400,892	JPM	05/15/19	33	—
USD (2)	69	JPY	7,697	ML	05/15/19	—	(—) (3)
USD (2)	1,369	KRW	1,548,853	CITI	05/15/19	42	—
USD (2)	1,306	KRW	1,463,629	JPM	05/15/19	53	—
USD (2)	121	MXN	2,300	ML	05/15/19	— (3)	—
USD (2)	470	TRY	2,752	JPM	05/15/19	13	—
USD (2)	394	TWD	12,110	CITI	05/15/19	2	—
USD (2)	863	ZAR	12,150	CITI	05/15/19	15	—
USD (2)	1,138	ZAR	15,900	ML	05/15/19	28	—
USD (2)	1,972	SGD	2,667	GS	06/19/19	9	—
USD (2)	2,559	TWD	78,814	BNP	06/19/19	—	(—) (3)
See Notes to Financial Statements.

Aviva Multi-Strategy Target Return Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2019
($ reported in thousands)
Forward foreign currency exchange contracts as of April 30, 2019 were as follows (continued):
Currency Purchased	Value (1)	Currency Sold	Value (1)	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD (2)	859	AUD	1,200	JPM	07/17/19	$ 12	$—
USD (2)	463	BRL	1,850	CITI	07/17/19	—	(6)
ZAR (2)	15,114	USD	1,076	CITI	05/15/19	—	(21)
Total						$316	$(132)

Footnote Legend:
(1)	Reported in thousands.
(2)	Non deliverable forward. See Note 3B in the Notes to Financial Statements.
(3)	Amount is less than $500.

Centrally cleared inflation swaps outstanding as of April 30, 2019 were as follows:
Fixed Rate	Floating Rate	Payment Frequency	Counterparty	Expiration Date	Notional Amount		Value	Premiums Paid (Received)	Unrealized Appreciation	Unrealized Depreciation
1.995% (1)	1-Month-USCPI	TERM	JPM	06/27/27	1,100	USD	$11	$—	$11	$—
2.034% (1)	1-Month USCPI	TERM	JPM	02/01/29	5,600	USD	44	—	44	—
2.070% (1)	1-Month USCPI	TERM	JPM	02/13/29	1,000	USD	5	—	5	—
2.070% (2)	1-Month USCPI	TERM	JPM	02/04/29	1,000	USD	(5)	—	—	(5)
Total							$55	$—	$60	$ (5)

Footnote Legend:
(1)	Fund pays the fixed rate and receives the floating rate.
(2)	Fund pays the floating rate and receives the fixed rate.

Over-the-counter inflation swaps outstanding as of April 30, 2019 were as follows:
Fixed Rate	Floating Rate	Payment Frequency	Counterparty	Expiration Date	Notional Amount		Value	Premiums Paid (Received)	Unrealized Appreciation	Unrealized Depreciation
2.281% (1)	1-Month USCPI	TERM	JPM	10/31/28	2,700	USD	$(49)	$—	$—	$(49)
Total							$(49)	$—	$—	$(49)

Footnote Legend:
(1)	Fund pays the fixed rate and receives the floating rate.

Centrally cleared interest rate swaps outstanding as of April 30, 2019 were as follows:
Fixed Rate	Floating Rate	Payment Frequency	Counterparty	Expiration Date	Notional Amount		Value	Premiums Paid (Received)	Unrealized Appreciation	Unrealized Depreciation
1.765% (1)	6-Month LIBOR	Semi	JPM	10/06/47	3,865	GBP	$(115)	$—	$—	$(115)
1.519% (1)	6-Month LIBOR	Semi	JPM	01/14/48	1,850	GBP	13	—	13	—
Total							$(102)	$—	$13	$(115)

Footnote Legend:
(1)	Fund pays the fixed rate and receives the floating rate.

See Notes to Financial Statements.

Aviva Multi-Strategy Target Return Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2019
($ reported in thousands)
Over-the-counter variance swaps outstanding as of April 30, 2019 were as follows:
Referenced Entity	Strike Price	Payment Frequency	Counterparty	Expiration Date	Notional Amount		Value	Premiums Paid (Received)	Unrealized Appreciation	Unrealized Depreciation
S&P 500® Composite Stock Price Index(1)	$21.00	TERM	ML	12/20/19	16	USD	$ 51	$—	$ 51	$ —
S&P 500® Composite Stock Price Index(1)	27.90	TERM	ML	12/17/21	44	USD	(55)	—	—	(55)
Hang Seng China Enterprises Index(2)	28.05	TERM	JPM	12/30/21	493	HKD	(203)	—	—	(203)
Hang Seng China Enterprises Index(2)	28.05	TERM	JPM	12/30/19	180	HKD	155	—	155	—
Hang Seng China Enterprises Index(2)	27.10	TERM	Soc Gen	12/30/19	6	HKD	(4)	—	—	(4)
S&P 500® Composite Stock Price Index(1)	22.90	TERM	Soc Gen	12/20/19	1	USD	4	—	4	—
S&P 500® Composite Stock Price Index(1)	22.75	TERM	JPM	12/20/19	1	USD	4	—	4	—
Hang Seng China Enterprises Index(2)	26.50	TERM	JPM	12/30/19	5	HKD	(4)	—	—	(4)
Total							$ (52)	$—	$214	$(266)

Footnote Legend:
(1)	Fund pays the variance payment and receives the fixed strike price.
(2)	Fund pays the fixed strike price and receives the variance payment.
The following table summarizes the market value of the Fund’s investments as of April 30, 2019 based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at April 30, 2019	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Assets:
Debt Securities:
Foreign Government Securities	$ 3,273	$ —	$3,273
U.S. Government Security	5,000	—	5,000
Equity Securities:
Common Stocks	8,288	8,252	36
Exchange-Traded Funds	4,252	4,252	—
Money Market Mutual Fund	11,866	11,866	—
Other Financial Instruments:
Purchased Options	109	109	—
Purchased Swaptions	24	—	24
Futures Contracts	440	440	—
Forward Foreign Currency Exchange Contracts	316	—	316
Centrally Cleared Inflation Swaps	60	—	60
Centrally Cleared Interest Rate Swaps	13	—	13
Over-the-Counter Variance Swaps	214	—	214
Total Assets	33,855	24,919	8,936
Liabilities:
Other Financial Instruments:
Purchased Swaptions	(17)	—	(17)
Written Options	(24)	(24)	—
Futures Contracts	(86)	(86)	—
Forward Foreign Currency Exchange Contracts	(132)	—	(132)
Centrally Cleared Inflation Swaps	(5)	—	(5)
Over-the-Counter Inflation Swap	(49)	—	(49)
Centrally Cleared Interest Rate Swaps	(115)	—	(115)
Over-the-Counter Variance Swaps	(266)	—	(266)
Total Liabilities	(694)	(110)	(584)
Total Investments	$33,161	$24,809	$8,352
There were no securities valued using significant unobservable inputs (Level 3) at April 30, 2019.
There were no transfers into or out of Level 3 related to securities held at April 30, 2019.
See Notes to Financial Statements.

Duff & Phelps Select MLP and Energy Fund
SCHEDULE OF INVESTMENTS (Unaudited)
April 30, 2019
($ reported in thousands)
	Shares	Value
Exchange-Traded Fund—2.7%
JPMorgan Alerian MLP Index ETN(1)	9,870	$ 247
Total Exchange-Traded Fund (Identified Cost $273)		247

Master Limited Partnerships and Related Companies—89.8%
Diversified—26.5%
Energy Transfer LP	39,120	592
Enterprise Products Partners LP	17,155	491
Kinder Morgan, Inc.	22,660	450
MPLX LP	7,951	257
ONEOK, Inc.	6,270	426
Pembina Pipeline Corp.	5,515	197
		2,413

Downstream/Other—12.0%
Cheniere Energy, Inc.(2)	9,202	592
Delek US Holdings, Inc.	3,575	133
Marathon Petroleum Corp.	4,425	269
Tellurian, Inc.(2)	10,445	99
		1,093

Electric, LDC & Power—1.7%
NextEra Energy Partners LP	3,425	158
Gathering/Processing—13.1%
Antero Midstream Corp.	27,215	332
Hess Midstream Partners LP	6,270	139
Noble Midstream Partners LP	2,325	80
Targa Resources Corp.	10,830	435
Western Midstream Partners LP	6,755	213
		1,199

Marine/Shipping—6.9%
GasLog Ltd.	10,000	156
GasLog Partners LP	9,045	190
	Shares	Value

Marine/Shipping—continued
Golar LNG Ltd.	14,570	$ 285
		631

Natural Gas Pipelines—14.7%
Tallgrass Energy LP	14,400	348
TransCanada Corp.	5,355	256
Williams Cos., Inc. (The)	26,100	739
		1,343

Petroleum Transportation & Storage—12.1%
Enbridge, Inc.	4,905	181
Magellan Midstream Partners LP	2,240	139
Phillips 66 Partners LP	4,400	218
Plains GP Holdings LP Class A	24,024	567
		1,105

Upstream—2.8%
Anadarko Petroleum Corp.	3,465	252
Total Master Limited Partnerships and Related Companies (Identified Cost $7,973)		8,194

Total Long-Term Investments—92.5% (Identified Cost $8,246)		8,441

Short-Term Investment—4.8%
Money Market Mutual Fund—4.8%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 2.33%) Class I(1)	441,772	442
Total Short-Term Investment (Identified Cost $442)		442

Value

TOTAL INVESTMENTS—97.3% (Identified Cost $8,688)	$8,883
Other assets and liabilities, net—2.7%	243
NET ASSETS—100.0%	$9,126

Abbreviations:
ETN	Exchange-Traded Note
LP	Limited Partnership
MLP	Master Limited Partnership

Footnote Legend:
(1)	Shares of these funds are publicly offered, and the prospectus and annual reports of each are publicly available.
(2)	Non-income producing.

Country Weightings†
United States	86%
Canada	7
Bermuda	5
Marshall Island	2
Total	100%
† % of total investments as of April 30, 2019.

Ownership Structure (Unaudited)†,††
Major Midstream Companies	32%
Midstream MLP	24
Embedded General Partner	22
MLP Affiliate & Other	12
Exchange-Traded Note	3
Foreign LP	2
Cash & Other	5
Total	100%
† % of total investments as of April 30, 2019.
See Notes to Financial Statements.

Duff & Phelps Select MLP and Energy Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2019
($ reported in thousands)
†† Midstream MLPs are publicly traded limited partnerships and limited liability companies that are treated as partnerships for federal income tax purposes and operate and own assets used in transporting, storing, gathering, processing, treating, or marketing of natural gas, natural gas liquids, crude oil, and refined products.
Foreign LPs are offshore entities organized as partnerships or limited liability companies but elect to be treated as corporations for U.S. federal income tax purposes.
MLP Affiliates & Other consist of iShares/LLCs and Yieldcos. iShares/LLCs are limited liability companies which hold investments in limited partner interests and issue distributions in the form of additional shares, also known as paid-in-kind (PIK) distributions. Yieldcos are entities structured similar to an MLP but without possession of assets that would qualify for pass-through tax treatment and thus are not treated as partnerships for federal income tax purposes.
Pure-Play General Partners are general partners of MLPs structured as C-corporations for federal income tax purposes with either direct economic incentive distribution rights to an underlying MLP or direct ownership in an affiliated general partner entity.
Embedded General Partners are general partners of MLPs structured as C-corporations for federal income tax purposes with ownership in other assets beyond sole economic interests in an MLP.
Major Midstream Companies are entities that own and operate assets used in transporting, storing, gathering, processing, treating, or marketing of natural gas liquids, crude oil and refined products and structured as C-corporations for federal income tax purposes.
The following table summarizes the market value of the Fund’s investments as of April 30, 2019 based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at April 30, 2019	Level 1 Quoted Prices
Assets:
Equity Securities:
Master Limited Partnerships and Related Companies	$8,194	$8,194
Exchange-Traded Fund	247	247
Money Market Mutual Fund	442	442
Total Investments	$8,883	$8,883
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at April 30, 2019.
There were no transfers into or out of Level 3 related to securities held at April 30, 2019.
See Notes to Financial Statements.

KAR Long/Short Equity Fund SCHEDULE OF INVESTMENTS (Unaudited)
April 30, 2019
($ reported in thousands)
	Shares	Value
Common Stocks—90.7%
Communication Services—7.7%
Alphabet, Inc. Class C(1)(2)	287	$ 341
Auto Trader Group plc	39,636	292
		633

Consumer Discretionary—9.6%
Home Depot, Inc. (The)	1,426	290
Pool Corp.	1,507	277
Thor Industries, Inc.	3,440	227
		794

Consumer Staples—9.6%
Hormel Foods Corp.	4,136	165
Lamb Weston Holdings, Inc.	5,997	420
Monster Beverage Corp.(2)	3,473	207
		792

Financials—22.6%
Berkley (W.R.) Corp.	3,625	222
FactSet Research Systems, Inc.(1)	963	266
Moelis & Co. Class A	7,011	287
Moody’s Corp.	1,333	262
Primerica, Inc.(1)	2,730	356
SEI Investments Co.	4,050	220
Signature Bank	1,855	245
		1,858

Health Care—5.3%
Mettler-Toledo International, Inc.(2)	285	213
Silk Road Medical, Inc.(2)	387	16
Zoetis, Inc.	2,063	210
		439

Industrials—13.9%
Expeditors International of Washington, Inc.	2,754	219
Lennox International, Inc.	777	211
Old Dominion Freight Line, Inc.	1,633	244
TransUnion	3,636	253
Verisk Analytics, Inc.(1)	1,542	217
		1,144

Information Technology—17.3%
Avalara, Inc.(2)	3,035	179
CDW Corp.(1)	2,128	225
DocuSign, Inc.(2)	3,166	179
Intuit, Inc.(1)	825	207
Jack Henry & Associates, Inc.(1)	988	147
	Shares	Value

Information Technology—continued
Trade Desk, Inc. (The) Class A(2)	906	$ 201
Visa, Inc. Class A	1,747	287
		1,425

Materials—3.0%
Scotts Miracle-Gro Co. (The)	2,922	249
Real Estate—1.7%
HFF, Inc. Class A	2,852	136
Total Common Stocks (Identified Cost $6,694)		7,470

Total Long-Term Investments—90.7% (Identified Cost $6,694)		7,470

Short-Term Investment—12.8%
Money Market Mutual Fund—12.8%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 2.33%) Class I(3)	1,049,580	1,050
Total Short-Term Investment (Identified Cost $1,050)		1,050

TOTAL INVESTMENTS, BEFORE SECURITIES SOLD SHORT—103.5% (Identified Cost $7,744)		8,520

Securities Sold Short(4)—(20.1)%
Communication Services—(0.9)%
WideOpenWest, Inc.(5)	(8,999)	(72)
Consumer Discretionary—(2.9)%
H&R Block, Inc.	(3,592)	(98)
Houghton Mifflin Harcourt Co.(5)	(11,844)	(84)
Office Depot, Inc.	(23,361)	(56)
		(238)

Consumer Staples—(1.1)%
Flowers Foods, Inc.	(4,041)	(88)
Energy—(0.8)%
Superior Energy Services, Inc.(5)	(19,529)	(70)
Financials—(4.5)%
Focus Financial Partners, Inc. Class A(5)	(2,477)	(93)
	Shares	Value

Financials—continued
LendingClub Corp.(5)	(28,949)	$ (92)
Third Point Reinsurance, Ltd.(5)	(8,066)	(93)
Waddell & Reed Financial, Inc. Class A	(4,905)	(92)
		(370)

Industrials—(6.0)%
ACCO Brands Corp.	(9,984)	(91)
Allison Transmission Holdings, Inc.	(1,508)	(71)
ArcBest Corp.	(2,718)	(84)
Deluxe Corp.	(2,049)	(92)
Quad/Graphics, Inc.	(5,875)	(72)
Werner Enterprises, Inc.	(2,519)	(84)
		(494)

Information Technology—(0.8)%
Endurance International Group Holdings, Inc.(5)	(11,903)	(66)
Real Estate—(3.1)%
Paramount Group, Inc.	(5,960)	(86)
Regency Centers Corp.	(1,269)	(85)
Retail Opportunity Investments Corp.	(4,979)	(88)
		(259)

Total Securities Sold Short (Proceeds $(1,704))		(1,657)

TOTAL INVESTMENTS, NET OF SECURITIES SOLD SHORT—83.4% (Identified Cost $6,040)		$ 6,863
Other assets and liabilities, net—16.6%		1,370
NET ASSETS—100.0%		$ 8,233

Footnote Legend:
(1)	All or portion segregated as collateral for securities sold short.
(2)	Non-income producing.
(3)	Shares of these funds are publicly offered, and the prospectus and annual reports of each are publicly available.
(4)	The Fund is contractually responsible to the lender for any dividends payable and interest accrued on securities while those securities are in a short position. These dividends and interest are recorded as an expense of the Fund.
(5)	No dividend expense on security sold short.
See Notes to Financial Statements.

KAR Long/Short Equity Fund SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2019
($ reported in thousands)
The following table summarizes the market value of the Fund’s investments as of April 30, 2019 based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at April 30, 2019	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$ 7,470	$ 7,470
Money Market Mutual Fund	1,050	1,050
Total Assets	8,520	8,520
Liabilities:
Equity Securities:
Common Stocks	(1,657)	(1,657)
Total Liabilities	(1,657)	(1,657)
Total Investments	$ 6,863	$ 6,863
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at April 30, 2019.
There were no transfers into or out of Level 3 related to securities held at April 30, 2019.
See Notes to Financial Statements.

VIRTUS ALTERNATIVE SOLUTIONS TRUST
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
April 30, 2019
($ reported in thousands except shares and per share amounts)
	Aviva Multi-Strategy Target Return Fund	Duff & Phelps Select MLP and Energy Fund	KAR Long/Short Equity Fund
Assets
Investment in securities at value(1)	$32,795	$8,883	$ 8,520
Foreign currency at value(2)	329	—	—
Cash	7,247	183	—
Collateral pledged for securities sold short	—	—	1,713
Deposits with prime broker	765	—	—
Variation margin receivable on cleared swaps	588	—	—
Variation margin receivable on futures contracts	65	—	—
Swaps at value	287	—	—
Unrealized appreciation on forward foreign currency exchange contracts	316	—	—
Receivables
Investment securities sold	201	8	—
Fund shares sold	— (a)	—	10
Receivable from adviser	—	—	— (a)
Dividends and interest	136	62	3
Tax reclaims	11	1	—
Prepaid trustees retainer	— (a)	—	—
Prepaid expenses	25	21	28
Other assets	2	1	— (a)
Total assets	42,767	9,159	10,274
Liabilities
Written options at value(3)	24	—	—
Securities sold short(4)	—	—	1,657
Dividends and interest payable for securities sold short	—	—	3
Variation margin payable on futures contracts	10	—	—
Swaps at value	435	—	—
Unrealized depreciation on forward foreign currency exchange contracts	132	—	—
Payables
Fund shares repurchased	182	—	—
Investment securities purchased	—	—	377
Investment advisory fees	30	— (a)	—
Distribution and service fees	1	1	— (a)
Administration and accounting fees	5	1	1
Transfer agent and sub-transfer agent fees and expenses	8	1	— (a)
Professional fees	36	29	3
Trustee deferred compensation plan	2	1	— (a)
Other accrued expenses	28	— (a)	— (a)
Total liabilities	893	33	2,041
Net Assets	$41,874	$9,126	$ 8,233
Net Assets Consist of:
Capital paid in on shares of beneficial interest	$45,188	$9,363	$ 7,386
Accumulated earnings (loss)	(3,314)	(237)	847
Net Assets	$41,874	$9,126	$ 8,233

See Notes to Financial Statements.

VIRTUS ALTERNATIVE SOLUTIONS TRUST
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
April 30, 2019
($ reported in thousands except shares and per share amounts)
	Aviva Multi-Strategy Target Return Fund	Duff & Phelps Select MLP and Energy Fund	KAR Long/Short Equity Fund
Net Assets:
Class A	$ 1,546	$ 3,618	$ 119
Class C	$ 1,080	$ 166	$ 127
Class I	$ 39,147	$ 5,342	$ 4,756
Class R6	$ 101	$ —	$ 3,231
Shares Outstanding (unlimited number of shares authorized, no par value):
Class A	163,216	394,038	10,000
Class C	115,624	18,253	10,691
Class I	4,119,141	582,972	397,497
Class R6	10,632	—	270,000
Net Asset Value and Redemption Price Per Share:
Class A	$ 9.47	$ 9.18	$ 11.95
Class C	$ 9.34	$ 9.12	$ 11.92
Class I	$ 9.50	$ 9.16	$ 11.96
Class R6	$ 9.51	$ —	$ 11.97
Offering Price per Share (NAV/(1-Maximum Sales Charge)):
Class A	$ 10.05	$ 9.74	$ 12.68
Maximum Sales Charge - Class A	5.75%	5.75%	5.75%
(1) Investment in securities at cost	$ 32,489	$ 8,688	$ 7,744
(2) Foreign currency at cost	$ 324	$ —	$ —
(3) Written options premiums received	$ 16	$ —	$ —
(4) Securities Sold Short Premiums	$ —	$ —	$ 1,704

(a)	Amount is less than $500.
See Notes to Financial Statements.

VIRTUS ALTERNATIVE SOLUTIONS TRUST
STATEMENTS OF OPERATIONS (Unaudited)
SIX MONTHS ENDED April 30, 2019
($ reported in thousands)
	Aviva Multi-Strategy Target Return Fund	Duff & Phelps Select MLP and Energy Fund	KAR Long/Short Equity Fund (1)
Investment Income
Dividends	$ 427	$175	$ 25
Interest	337	4	—
Return of capital distributions	—	(61)	—
Foreign taxes withheld	(48)	(2)	—
Total investment income	716	116	25
Expenses
Investment advisory fees	373	30	22
Distribution and service fees, Class A	2	2	— (2)
Distribution and service fees, Class C	6	1	— (2)
Administration and accounting fees	34	8	5
Transfer agent fees and expenses	13	2	1
Sub-transfer agent fees and expenses, Class A	1	— (2)	— (2)
Sub-transfer agent fees and expenses, Class C	— (2)	— (2)	— (2)
Sub-transfer agent fees and expenses, Class I	15	— (2)	— (2)
Custodian fees	10	— (2)	— (2)
Printing fees and expenses	12	1	1
Professional fees	25	16	20
Registration fees	30	22	18
Trustees’ fees and expenses	3	— (2)	— (2)
Miscellaneous expenses	5	1	1
Total expenses	529	83	68
Dividend expense and interest expense on securities sold short	—	—	11
Total expenses, including dividend and interest expense on securities sold short	529	83	79
Less expenses reimbursed and/or waived by investment adviser(3)	(107)	(42)	(41)
Net expenses	422	41	38
Net investment income (loss)	294	75	(13)

See Notes to Financial Statements.

VIRTUS ALTERNATIVE SOLUTIONS TRUST
STATEMENTS OF OPERATIONS (Unaudited) (Continued)
SIX MONTHS ENDED April 30, 2019
($ reported in thousands)
	Aviva Multi-Strategy Target Return Fund	Duff & Phelps Select MLP and Energy Fund	KAR Long/Short Equity Fund (1)
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Investments	$(4,594)	$(238)	$ 38
Foreign currency transactions	16	—	(2)
Forward foreign currency transactions	228	—	—
Written options	1,200	—	—
Futures	670	—	—
Swaps	(631)	—	—
Net change in unrealized appreciation (depreciation) from:
Investments	3,468	313	776
Securities sold short	—	—	48
Foreign currency transactions	(16)	—	—
Forward foreign currency transactions	(103)	—	—
Written options	(110)	—	—
Futures	(360)	—	—
Swaps	(510)	—	—
Net realized and unrealized gain (loss) on investments	(742)	75	860
Net increase (decrease) in net assets resulting from operations	$ (448)	$ 150	$847

(1)	From inception date December 6, 2018.
(2)	Amount is less than $500.
(3)	See Note 4D in the Notes to Financial Statements.
See Notes to Financial Statements.

VIRTUS ALTERNATIVE SOLUTIONS TRUST
STATEMENTS OF CHANGES IN NET ASSETS
($ reported in thousands)
	Aviva Multi-Strategy Target Return Fund		Duff & Phelps Select MLP and Energy Fund
	Six Months Ended April 30, 2019 (Unaudited)	Year Ended October 31, 2018	Six Months Ended April 30, 2019 (Unaudited)	Year Ended October 31, 2018
Increase (Decrease) in Net Assets Resulting From Operations
Net investment income (loss)	$ 294	$ 560	$ 75	$ 24
Net realized gain (loss)	(3,111)	757	(238)	121
Net change in unrealized appreciation (depreciation)	2,369	(1,846)	313	(39)
Increase (decrease) in net assets resulting from operations	(448)	(529)	150	106
Dividends and Distributions to Shareholders:
Net Investment Income and Net Realized Gains:
Class A	(50)	(3)	(9)	(6)
Class C	(19)	(1)	(4)	(2)
Class I	(1,589)	(162)	(134)	(112)
Class R6	(3)	— (1)	—	—
Return of Capital:
Class A	—	—	—	(2)
Class C	—	—	—	— (1)
Class I	—	—	—	(27)
Dividends and Distributions to Shareholders	(1,661)	(166)	(147)	(149)
Change in Net Assets from Capital Transactions (See Note 6):
Class A	(971)	(265)	3,250	(62)
Class C	(491)	(1,015)	24	2
Class I	(33,599)	(27,397)	396	22
Class R6	— (1)	2	—	—
Increase (decrease) in net assets from capital transactions	(35,061)	(28,675)	3,670	(38)
Net increase (decrease) in net assets	(37,170)	(29,370)	3,673	(81)
Net Assets
Beginning of period	79,044	108,414	5,453	5,534
End of Period	$ 41,874	$ 79,044	$ 9,126	$ 5,453

(1)	Amount is less than $500.
See Notes to Financial Statements.

VIRTUS ALTERNATIVE SOLUTIONS TRUST
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
($ reported in thousands)
KAR Long/Short Equity Fund
From Inception: December 06, 2018 to April 30, 2019 (Unaudited)
Increase (Decrease) in Net Assets Resulting From Operations
Net investment income (loss)	$ (13)
Net realized gain (loss)	36
Net change in unrealized appreciation (depreciation)	824
Increase (decrease) in net assets resulting from operations	847
Change in Net Assets from Capital Transactions (See Note 6):
Class A	100
Class C	107
Class I	4,479
Class R6	2,700
Increase (decrease) in net assets from capital transactions	7,386
Net increase (decrease) in net assets	8,233
Net Assets
Beginning of period	—
End of Period	$ 8,233
See Notes to Financial Statements.

VIRTUS ALTERNATIVE SOLUTIONS TRUST
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Tax Return of Capital	Distributions from Net Realized Gains	Total Distributions	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets (including dividend and interest expense on securities sold short)(4)	Ratio of Gross Expenses to Average Net Assets(4)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover Rate(2)

Aviva Multi-Strategy Target Return Fund
Class A
11/1/18 to 4/30/19(5)	$ 9.65	0.04	(0.01)	0.03	(0.13)	—	(0.08)	(0.21)	(0.18)	$ 9.47	0.52%	$ 1,546	1.69%	2.08%	0.80%	106%
11/1/17 to 10/31/18	9.74	0.04	(0.12)	(0.08)	(0.01)	—	—	(0.01)	(0.09)	9.65	(0.79)	2,580	1.69	2.01	0.41	113
11/1/16 to 10/31/17	9.71	(0.01)	0.07	0.06	(0.01)	—	(0.02)	(0.03)	0.03	9.74	0.63	2,873	1.69	2.14	(0.09)	106
11/1/15 to 10/31/16	10.02	(0.06)	(0.19)	(0.25)	(0.02)	—	(0.04)	(0.06)	(0.31)	9.71	(2.51)	4,847	1.72 (6)(7)	2.31	(0.65)	129
7/20/15 (8) to 10/31/15	10.00	(0.04)	0.06	0.02	—	—	—	—	0.02	10.02	0.20	863	1.80	4.07	(1.40)	1
Class C
11/1/18 to 4/30/19(5)	$ 9.46	— (9)	—	— (9)	(0.04)	—	(0.08)	(0.12)	(0.12)	$ 9.34	0.17%	$ 1,080	2.44%	2.82%	0.06%	106%
11/1/17 to 10/31/18	9.61	(0.03)	(0.12)	(0.15)	— (9)	—	—	— (9)	(0.15)	9.46	(1.54)	1,597	2.44	2.72	(0.34)	113
11/1/16 to 10/31/17	9.62	(0.08)	0.07	(0.01)	—	—	—	—	(0.01)	9.61	(0.10)	2,637	2.44	2.89	(0.85)	106
11/1/15 to 10/31/16	10.00	(0.13)	(0.20)	(0.33)	(0.01)	—	(0.04)	(0.05)	(0.38)	9.62	(3.26)	4,655	2.46 (6)(7)	3.09	(1.40)	129
7/20/15 (8) to 10/31/15	10.00	(0.06)	0.06	—	—	—	—	—	—	10.00	0.00	448	2.55	4.63	(2.15)	1
Class I
11/1/18 to 4/30/19(5)	$ 9.70	0.05	(0.01)	0.04	(0.16)	—	(0.08)	(0.24)	(0.20)	$ 9.50	0.63%	$ 39,147	1.44%	1.81%	1.05%	106%
11/1/17 to 10/31/18	9.77	0.06	(0.11)	(0.05)	(0.02)	—	—	(0.02)	(0.07)	9.70	(0.52)	74,764	1.44	1.74	0.66	113
11/1/16 to 10/31/17	9.74	0.02	0.07	0.09	(0.04)	—	(0.02)	(0.06)	0.03	9.77	0.92	102,802	1.44	1.88	0.16	106
11/1/15 to 10/31/16	10.03	(0.04)	(0.19)	(0.23)	(0.02)	—	(0.04)	(0.06)	(0.29)	9.74	(2.30)	113,343	1.47 (6)(7)	2.08	(0.41)	129
7/20/15 (8) to 10/31/15	10.00	(0.03)	0.06	0.03	—	—	—	—	0.03	10.03	0.30	53,325	1.55	3.24	(1.15)	1
Class R6
11/1/18 to 4/30/19(5)	$ 9.71	0.05	(0.01)	0.04	(0.16)	—	(0.08)	(0.24)	(0.20)	$ 9.51	0.68%	$ 101	1.38%	1.78%	1.17%	106%
11/1/17 to 10/31/18	9.77	0.07	(0.11)	(0.04)	(0.02)	—	—	(0.02)	(0.06)	9.71	(0.41)	103	1.38	1.70	0.72	113
11/3/16 (8) to 10/31/17	9.65	0.02	0.16	0.18	(0.04)	—	(0.02)	(0.06)	0.12	9.77	1.87	102	1.39	1.84	0.21	106

Duff & Phelps Select MLP and Energy Fund
Class A
11/1/18 to 4/30/19(5)	$ 9.26	0.09	0.07	0.16	(0.24)	—	—	(0.24)	(0.08)	$ 9.18	2.15%	$ 3,618	1.40%	2.68%	2.05%	18%
11/1/17 to 10/31/18	9.39	0.02	0.07	0.09	(0.17)	(0.05)	—	(0.22)	(0.13)	9.26	0.79	321	1.45 (6)	2.87	0.21	29
11/1/16 to 10/31/17	9.57	— (9)	0.02	0.02	(0.10)	(0.10)	—	(0.20)	(0.18)	9.39	0.06	333	1.55	4.75	0.01	32
11/1/15 to 10/31/16	9.79	0.06	(0.10)	(0.04)	(0.08)	(0.10)	—	(0.18)	(0.22)	9.57	(0.17)	226	1.56 (7)	6.20	0.69	33
9/9/15 (8) to 10/31/15	10.00	0.01	(0.22)	(0.21)	—	—	—	—	(0.21)	9.79	(2.10)	102	1.55	10.70	1.00	0
Class C
11/1/18 to 4/30/19(5)	$ 9.20	0.06	0.07	0.13	(0.21)	—	—	(0.21)	(0.08)	$ 9.12	1.82%	$ 166	2.15%	3.42%	1.30%	18%
11/1/17 to 10/31/18	9.36	(0.05)	0.05	—	(0.11)	(0.05)	—	(0.16)	(0.16)	9.20	(0.13)	143	2.21 (6)	3.61	(0.55)	29
11/1/16 to 10/31/17	9.54	(0.07)	0.01	(0.06)	(0.02)	(0.10)	—	(0.12)	(0.18)	9.36	(0.69)	145	2.30	5.47	(0.74)	32
11/1/15 to 10/31/16	9.78	(0.01)	(0.09)	(0.10)	(0.04)	(0.10)	—	(0.14)	(0.24)	9.54	(0.93)	128	2.31 (7)	6.93	(0.06)	33
9/9/15 (8) to 10/31/15	10.00	— (9)	(0.22)	(0.22)	—	—	—	—	(0.22)	9.78	(2.20)	98	2.30	11.41	0.25	0
See Notes to Financial Statements.

VIRTUS ALTERNATIVE SOLUTIONS TRUST
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Tax Return of Capital	Distributions from Net Realized Gains	Total Distributions	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets (including dividend and interest expense on securities sold short)(4)	Ratio of Gross Expenses to Average Net Assets(4)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover Rate(2)
Duff & Phelps Select MLP and Energy Fund (Continued)
Class I
11/1/18 to 4/30/19(5)	$ 9.25	0.10	0.06	0.16	(0.25)	—	—	(0.25)	(0.09)	$ 9.16	2.24%	$ 5,342	1.15%	2.39%	2.26%	18%
11/1/17 to 10/31/18	9.40	0.04	0.07	0.11	(0.21)	(0.05)	—	(0.26)	(0.15)	9.25	0.99	4,989	1.21 (6)	2.56	0.45	29
11/1/16 to 10/31/17	9.58	0.03	0.01	0.04	(0.12)	(0.10)	—	(0.22)	(0.18)	9.40	0.27	5,056	1.30	4.46	0.26	32
11/1/15 to 10/31/16	9.79	0.08	(0.09)	(0.01)	(0.10)	(0.10)	—	(0.20)	(0.21)	9.58	0.10	4,738	1.31 (7)	5.95	0.94	33
9/9/15 (8) to 10/31/15	10.00	0.02	(0.23)	(0.21)	—	—	—	—	(0.21)	9.79	(2.10)	4,699	1.30	10.41	1.25	0

KAR Long/Short Equity Fund
Class A
12/6/18 (8) to 4/30/19(5)	$10.00	(0.03)	1.98	1.95	—	—	—	—	1.95	$11.95	19.50%	$ 119	2.44% (10)	4.79%	(0.83) %	40%
Class C
12/6/18 (8) to 4/30/19(5)	$10.00	(0.07)	1.99	1.92	—	—	—	—	1.92	$11.92	19.20%	$ 127	3.19% (10)	5.54%	(1.58) %	40%
Class I
12/6/18 (8) to 4/30/19(5)	$10.00	(0.05)	2.01	1.96	—	—	—	—	1.96	$11.96	19.60%	$ 4,756	2.17% (10)	4.49%	(1.16) %	40%
Class R6
12/6/18 (8) to 4/30/19(5)	$10.00	(0.02)	1.99	1.97	—	—	—	—	1.97	$11.97	19.70%	$ 3,231	2.12% (10)	4.52%	(0.50) %	40%

Footnote Legend:
(1)	Calculated using average shares outstanding.
(2)	Not annualized for periods less than one year.
(3)	Sales charges, where applicable, are not reflected in the total return calculation.
(4)	Annualized for periods less than one year.
(5)	Unaudited.
(6)	Due to a change in expense cap, the ratio shown is a blended expense ratio.
(7)	Net expense ratio includes extraordinary proxy expenses.
(8)	Inception date.
(9)	Amount is less than $0.005 per share.
(10)	The ratio of net expenses to average net assets excluding dividend and interest expense on securities sold short for the KAR Long/Short Equity Fund for Class A is 1.80%, for Class C is 2.55%, for Class I is 1.55% and for Class R6 is 1.48% for the period ended April 30, 2019.
See Notes to Financial Statements.

VIRTUS ALTERNATIVE SOLUTIONS TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited)
April 30, 2019
Note 1. Organization
Virtus Alternative Solutions Trust (the “Trust”) is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. As of the date of this report the Trust is comprised of two non-diversified funds (Duff & Phelps Select MLP and Energy Fund and KAR Long/Short Equity Fund) and one diversified fund (Aviva Multi-Strategy Target Return Fund), each having a distinct investment objective(s) outlined below.
The Funds have the following investment objective(s):
Fund	Investment objective(s)
Aviva Multi-Strategy Target Return Fund	Long-term total return.
Duff & Phelps Select MLP and Energy Fund	Total return with a secondary objective of income.
KAR Long/Short Equity Fund	Seeking long-term capital appreciation.
There is no guarantee that a Fund will achieve its objective(s).
All of the Funds offer Class A shares, Class C shares and Class I shares. The Aviva Multi-Strategy Target Return Fund and the KAR Long/Short Equity Fund also offer Class R6 shares.
Class A shares are sold with a front-end sales charge of up to 5.75% with some exceptions. Generally, Class A shares are not subject to any charges by the Funds when redeemed; however, a 1% contingent deferred sales charge (“CDSC”) may be imposed on certain redemptions made within a certain period following purchases on which a finder’s fee has been paid. The period for which such CDSC applies for the Funds is 18 months. The CDSC period begins on the last day of the month preceding the month in which the purchase was made.
Class C shares are generally sold with a 1% CDSC, applicable if redeemed within one year of purchase. Class I shares and Class R6 shares are sold without a front-end sales charge or CDSC.
Class R6 shares are available only to the following investors without a minimum initial investment or minimum additional purchases: certain employer-sponsored retirement plans, including Section 401(k), 403(b) and 457 plans, profit-sharing plans, money purchase pension plans and defined benefit plans, and nonqualified deferred compensation plans, in each case provided that plan level or omnibus accounts are held on the books of the Fund. Other institutional investors may be permitted to purchase Class R6 shares subject to the applicable Fund’s determination of eligibility and may be subject to a minimum initial investment requirement. Class R6 shares do not carry sales commissions or pay Rule 12b-1 fees. No compensation, administrative payments, sub-transfer agency payments or service payments are paid to brokers or other entities from Fund assets or the Funds’ distributor’s or an affiliate’s resources on sales of or investments in Class R6 shares.
The Funds may impose an annual fee on accounts having balances of less than $2,500. The small account fee may be waived in certain circumstances, as disclosed in the prospectus and/or statement of additional information. The fees collected will be used to offset certain expenses of the Funds.
Each class of shares has identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears any expenses attributable specifically to that class (“class-specific expenses”) and has exclusive voting rights with respect to any Rule 12b-1 and/or shareholder service plan (“12b-1 Plan”) approved by the Board. Class I shares and Class R6 shares are not subject to a 12b-1 Plan. Class-specific expenses may include shareholder servicing fees, sub-transfer agency fees, and fees under a 12b-1 Plan, as well as certain other expenses as designated by the Funds’ Treasurer and approved by the Board. Investment income, common operating expenses and realized and unrealized gains and losses of each Fund are borne pro-rata by the holders of each class of shares.
Note 2. Significant Accounting Policies
The Trust is an investment company that follows the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to Investment Companies. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements and for derivatives, included in Note 3 below. The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be significant.
A.	Security Valuation
Each Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Each Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to a Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:

VIRTUS ALTERNATIVE SOLUTIONS TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2019
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that a Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Funds fair value non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as ADRs, financial futures, ETFs, and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are internally fair valued by the Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options and futures, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter (“OTC”) derivative contracts, which include forward currency contracts, swaps, swaptions, options and equity linked instruments, are valued based on model prices provided by independent pricing services or from dealer quotes. Depending on the derivative type and the specific terms of the transaction, these models vary and include observable inputs in actively quoted markets including but not limited to: underlying reference entity details, indices, spreads, interest rates, yield curves, dividend and exchange rates. These instruments are generally categorized as Level 2 in the hierarchy. Centrally cleared swaps listed or traded on a bilateral or trade facility platform, such as a registered exchange, are valued at the last posted settlement price determined by the respective exchange. These securities are generally categorized as Level 2 within the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value a Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for each Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
B.	Security Transactions, Investment Income and Return of Capital Estimates
Security transactions are recorded on the trade date. Realized gains and losses from the sale of securities are determined on the identified cost basis. Dividend income is recognized on the ex-dividend date or, in the case of certain foreign securities, as soon as a Fund is notified. Interest income is recorded on the accrual basis. Each Fund amortizes premiums and accretes discounts using the effective interest method. Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.
Dividend income from REIT and MLP investments is recorded using management’s estimate of the percentage of income included in distributions received from such investments based on historical information and other industry sources. The return of capital portion of the estimate is a reduction to investment income and a reduction in the cost basis of each investment which increases net realized gain (loss) and net change in unrealized appreciation (depreciation). If the return of capital distributions exceed its cost basis, the distributions are treated as realized gains. The Duff & Phelps Select MLP and Energy Fund invests in MLPs that make distributions that are primarily attributable to return of capital. The actual amounts of income, return of capital, and capital gains are only determined by each REIT and MLP after its fiscal year-end, and may differ from the estimated amounts.
C.	Income Taxes
Each Fund is treated as a separate taxable entity. It is the intention of each Fund to comply with the requirements of Subchapter M of the Internal Revenue Code and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes or excise taxes has been made.
Certain Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Each Fund will accrue such taxes and recoveries as applicable based upon current interpretations of the tax rules and regulations that exist in the markets in which it invests.
Management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. As of April 30, 2019, the tax years that remain subject to examination by the major tax jurisdictions under the statute of limitations are from the year 2015 forward (with limited exceptions).

VIRTUS ALTERNATIVE SOLUTIONS TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2019
D.	Distributions to Shareholders
Distributions are recorded by each Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations that may differ from U.S. GAAP.
E.	Expenses
Expenses incurred together by a Fund and other affiliated mutual funds are allocated in proportion to the net assets of each such fund, except where allocation of direct expense to each Fund or an alternative allocation method can be more appropriately used.
In addition to the net annual operating expenses that a Fund bears directly, the shareholders of a Fund indirectly bear the pro-rata expenses of any underlying mutual funds in which the Fund invests.
F.	Foreign Currency Translation
Non-U.S. investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement date of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and the date it is paid is treated as a gain or loss on foreign currency. The Funds do not isolate that portion of the results of operations arising from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.
G.	When-issued Purchases and Forward Commitments (Delayed Delivery)
Certain Funds may engage in when-issued or forward commitment transactions. Transactions on a when-issued or forward commitment basis are also known as delayed delivery transactions. Delayed delivery transactions involve a commitment by a Fund to purchase or sell a security at a future date (ordinarily up to 90 days later). When-issued or forward commitments enable the Fund to lock in what is believed to be an attractive price or yield on a particular security for a period of time, regardless of future changes in interest rates. Each Fund records when-issued and forward commitment securities on the trade date. Each Fund maintains collateral for the securities purchased. Securities purchased on a when-issued or forward commitment basis begin earning interest on the settlement date.
H.	Short Sales
Each Fund may sell securities short. A short sale is a transaction in which a Fund sells a security it does not own in anticipation of a decline in market price. To sell a security short, a Fund must borrow the security. The Fund’s obligation to replace the security borrowed and sold short will be fully collateralized at all times by the proceeds from the short sale retained by the broker and by cash and securities deposited in a segregated account with the Fund’s custodian. If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will realize a loss, and if the price declines during the period, the Fund will realize a gain. Any realized gain will be decreased, and any realized loss increased, by the amount of transaction costs. On ex-dividend date, dividends on short sales are recorded as an expense to the Fund.
In accordance with the terms of its prime brokerage agreement, KAR Long/Short Equity Fund may receive rebate income or be charged a fee on borrowed securities which is under “Interest expense on securities sold short” on the Statements of Operations. Such income or fee is calculated on a daily basis based upon the market value of each borrowed security and a variable rate that is dependent upon the availability of such security.
Note 3. Derivative Financial Instruments
($ reported in thousands)
Disclosures about derivative instruments and hedging activities are intended to enable investors to understand how and why a Fund uses derivatives, how derivatives are accounted for, and how derivative instruments affect a Fund’s results of operations and financial position. Summarized below are such disclosures and accounting policies for each specific type of derivative instrument used by certain Funds.
A.	Futures Contracts
A futures contract is an agreement between two parties to purchase (long) or sell (short) a security at a set price for delivery on a future date. Upon entering into a futures contract, a Fund is required to pledge to the broker an amount of cash and/or securities equal to the “initial margin” requirements of the futures exchange on which the contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund for financial statement purposes on a daily basis as unrealized appreciation or depreciation. When the contract expires or is closed, gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed is realized. This is presented in the Statements of Operations as net realized gain (loss) on futures contracts.
During the fiscal period, Aviva Multi-Strategy Target Return Fund utilized futures to optimize performance by gaining exposure to broad markets or to hedge the risk of securities within the portfolios. The potential risks of doing so are that 1) the use of futures may result in larger losses or smaller gains than the use of more traditional investments, 2) the prices of futures and the price movements of the securities that the future is intended to simulate may not correlate well, 3) the Fund’s success in using futures will be dependent upon the subadviser’s ability to correctly predict such price movements, 4) liquidity of futures can be adversely affected by market factors, and the prices of such securities may move in unexpected ways, and 5) if the Fund cannot close out a futures position, it may be compelled to continue to make daily cash payments to the broker to meet margin requirements, thus increasing transaction costs. Futures contracts outstanding at period end, if any, are listed after each Fund’s Schedule of Investments.

VIRTUS ALTERNATIVE SOLUTIONS TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2019
B.	Forward Foreign Currency Exchange Contracts
A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a future date. Forward foreign currency exchange contracts, when used by a Fund, help to manage the overall exposure to the currencies in which some of the investments held by the Fund are denominated. The contract is marked-to-market daily, and the change in market value is recorded by the Fund as an unrealized appreciation or depreciation. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. The use of forward foreign currency exchange contracts involves the risk that the value of the contract changes unfavorably due to movements in the value of the referenced foreign currencies. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without the delivery of foreign currency.
During the fiscal period, Aviva Multi-Strategy Target Return Fund entered into forward foreign currency exchange contracts as an economic hedge against either specific transactions or portfolio instruments or to obtain exposure to, or hedge exposure away from, foreign currencies (foreign currency exchange rate risk). Forward foreign currency contracts outstanding at period end, if any, are listed after each Fund’s Schedule of Investments.
C.	Options Contracts
An options contract provides the purchaser with the right, but not the obligation, to buy (call option) or sell (put option) a financial instrument at an agreed upon price. Certain Funds may purchase or write both put and call options on portfolio securities. A Fund doing so is subject to equity price risk and/or foreign currency risk in the normal course of pursuing its investment objectives.
When a Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When a Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. Holdings of the Fund designated to cover outstanding written options are noted in the Schedules of Investments. Purchased options are reported as an asset within “Investment in securities at value” in the Statements of Assets and Liabilities. Written options are reported as a liability within “Written options at value.” Changes in value of the purchased option are included in “Net change in unrealized appreciation (depreciation) from investments” in the Statements of Operations. Changes in value of written options are included in “Net change in unrealized appreciation (depreciation) from written options” in the Statements of Operations.
If an option expires unexercised, the Fund realizes a gain or loss to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost basis of the purchase. The difference between the premium and the amount received or paid on effecting a closing purchase or sale transaction is also treated as a realized gain or loss. Gain or loss on purchased options is included in “Net realized gain (loss) on investments” in the Statements of Operations. Gain or loss on written options is presented separately as “Net realized gain (loss) from written options” in the Statements of Operations.
The risk in writing call options is that the Fund gives up the opportunity for profit if the market price/foreign currency rate of the referenced security/currency increases and the option is exercised. The risk in writing put options is that the Fund may incur a loss if the market price/foreign currency rate of the referenced security/currency decreases and the option is exercised. The risk in buying options is that the Fund pays a premium whether or not the option is exercised. The use of such instruments may involve certain additional risks as a result of unanticipated movements in the market. Writers (sellers) of options are subject to unlimited risk of loss, as the seller will be obligated to deliver or take delivery of the security at a predetermined price which may, upon exercise of the option, be significantly different from the then-market value.
During the fiscal period, Aviva Multi-Strategy Target Return Fund used options contracts to gain asymmetric exposure to, or hedge against, market and idiosyncratic risk or to reduce portfolio volatility.
D.	Swaps
Certain Funds may enter into swap agreements, in which the Fund and a counterparty agree either to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”). The value of the swap is reflected on the Statements of Assets and Liabilities as “Swaps at value”. Swaps are marked-to-market daily and changes in value are recorded as “Net change in unrealized appreciation (depreciation) on swaps” in the Statements of Operations.
Any upfront premiums paid are recorded as assets and any upfront fees received are recorded as liabilities and are shown under “Swaps at value” in the Statements of Assets and Liabilities and are amortized over the term of the swap. When a swap is terminated, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract, if any. Generally, the basis of the contracts is the unamortized premium received or paid. Cash settlements between the Fund and the counterparty are recognized as “Net realized gain (loss) on swaps” in the Statements of Operations. Swap contracts outstanding at period end, if any, are listed after each Fund’s Schedule of Investments.
In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is submitted to a central counterparty (the “CCP”) and the Fund’s counterparty on the swap agreement becomes the CCP. The Fund is required to interface with the CCP through a clearing broker. Upon entering into a centrally cleared swap, a Fund is required to deposit initial margin with the clearing broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap.
Securities deposited as margin are designated on the Schedule of Investments and cash deposited is recorded on the Statements of Assets and Liabilities as “Cash pledged as collateral for swaps”.

VIRTUS ALTERNATIVE SOLUTIONS TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2019
Swap transactions involve, to varying degrees, elements of interest rate, credit and market risk in excess of the amounts recognized in the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.
Credit default swaps – A Fund may either buy or sell (write) credit default swaps on single-name issuers (corporate or sovereign), a combination or basket of single-name issuers or traded indexes. Credit default swaps on single-name issuers are agreements in which the buyer pays fixed periodic payments to the seller in consideration for a guarantee from the protection seller to make specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation accelerators, repudiation, moratorium or restructuring). Credit default swaps on a combination or basket of single-name issuers are agreements in which the buyer pays fixed periodic payments to the seller in consideration for a guarantee from the protection seller to make specific payment should a negative credit event take place with respect to any of the referenced entities (e.g., bankruptcy, failure to pay, obligation accelerators, repudiation, moratorium or restructuring). Credit default swaps on traded indexes are agreements in which the buyer pays fixed periodic payments to the seller in consideration for a guarantee from the seller to make a specific payment should a write-down, principal or interest shortfall or default of all or individual underlying securities included in the index occurs. As a buyer, if an underlying credit event occurs, the Fund will either receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index or receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. As a seller (writer), if an underlying credit event occurs, the Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. The Funds may enter into credit default swaps to manage their exposure to the market or certain sectors of the market, to reduce their risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which they are not otherwise exposed (credit risk).
During the fiscal period, Aviva Multi-Strategy Target Return Fund utilized both single name credit default swaps and credit index swaps to gain long or short exposure to individual securities or to gain exposure to a credit or asset-backed index.
Total return swaps – Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (coupons plus capital gains/losses) of an underlying instrument in exchange for fixed or floating rate interest payments. To the extent the total return of the instrument or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty. Certain Funds may enter into total return swaps to obtain exposure to a security or market without owning such security or investing directly in that market or to transfer the risk/return of one market (e.g., fixed income) to another market (e.g., equity) (equity risk and/or interest rate risk).
Certain Funds may enter into equity basket swaps to obtain exposure to a portfolio of long and short securities. Under the terms of the agreement, the swap is designed to function as a portfolio of direct investments in long and short equity or fixed income positions. This means that the Fund has the ability to trade in and out of long and short positions within the swap and will receive all of the economic benefits and risks equivalent to direct investments in these positions such as: capital appreciation (depreciation), corporate actions, and dividends and interest received and paid, all of which are reflected in the swap value. The swap value also includes interest charges and credits related to the notional values of the long and short positions and cash balances within the swap. These interest charges and credits are based on defined market rates plus or minus a specified spread and are referred to herein as “financing costs”. Positions within the swap are reset periodically, and financing costs are reset monthly.
During a reset, any unrealized gains (losses) on positions and accrued financing costs become available for cash settlement between the Fund and the swap counterparty. Cash settlement in and out of the swap may occur at a reset date or any other date, at the discretion of the Fund and the counterparty, over the life of the agreement, and is generally determined based on limits and thresholds established as part of the ISDA Master Agreement (defined below in “Derivative Risks”) between the Fund and the counterparty.
The value of the swap is derived from a combination of (i) the net value of the underlying positions, which are valued daily using the last sale or closing prices on the principal exchange on which the securities are traded; (ii) financing costs; (iii) the value of dividends or accrued interest; (iv) cash balances within the swap; and (v) other factors, as applicable. The swap involves additional risks than if the Fund has invested in the underlying positions directly, including: the risk that changes in the swap may not correlate perfectly with the underlying long and short securities; credit risk related to the counterparty’s failure to perform under contract terms; and liquidity risk related to the lack of a liquid market for the swap contract, which may limit the ability of the Fund to close out its position(s).
During the fiscal period, Aviva Multi-Strategy Target Return Fund utilized total return swaps to gain exposure to broad markets or to hedge the risk of individual securities within the portfolios, obtain long or short exposure to the underlying reference instrument, obtain leverage and gain exposure to restricted markets in order to avoid the operational burden of ownership filing requirements. At April 30, 2019, the Aviva Multi-Strategy Target Return Fund did not hold Swap Baskets.
Interest rate swaps – Interest rate swaps are agreements in which one party pays a stream of interest payments, either fixed or floating, for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. Certain Funds may enter into interest rate swaps to gain or reduce exposure to interest rates or to manage duration, the yield curve or interest rate risk by economically hedging the value of the fixed rate bonds which may decrease when interest rates rise (interest rate risk).
During the fiscal period, Aviva Multi-Strategy Target Return Fund utilized interest rate swaps to gain exposure to interest rates or to hedge interest rate risk within its portfolio.

VIRTUS ALTERNATIVE SOLUTIONS TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2019
Inflation swaps – Inflation swaps are contracts in which one party agrees to pay the cumulative percentage increase in a price index (e.g., the Consumer Price Index with respect to CPI swaps) over the term of the swap (with some lag on the inflation index), while the other pays a compounded fixed rate. One factor that may lead to changes in the values of inflation swaps is a change in real interest rates, which are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, which may lead to a decrease in value of an inflation swap. Certain Funds may enter into inflation swaps to hedge the inflation risk associated with non-inflation indexed investments, thereby creating “synthetic” inflation-indexed investments.
During the fiscal period, Aviva Multi-Strategy Target Return Fund utilized inflation swaps to hedge inflation risk within its portfolio or to gain exposure to the impact of inflation.
Variance swaps –Variance swaps are contracts in which two parties agree to exchange cash payments based on the difference between the stated level of variance and the actual variance realized on an underlying asset or index. Certain Funds may enter into variance swaps in an attempt to hedge equity market risk or adjust exposure to the equity markets.
During the fiscal period, Aviva Multi-Strategy Target Return Fund utilized variance swaps to capitalize on volatility in the equity markets.
The following is a summary of derivative instruments categorized by primary risk exposure as of April 30, 2019:

	Fair Values of Derivative Financial Instruments as of April 30, 2019
	Derivative Assets
		Aviva Multi-Strategy Target Return Fund
Primary Risk	Statement of Assets and Liabilities Location	Value
Interest rate contracts	Investment in securities at value[1]; Net unrealized appreciation (depreciation) on investments[2]; Swaps at value	$ 243
Foreign currency exchange contracts	Investment in securities at value[1]; Unrealized appreciation on forward foreign currency exchange contracts	316
Equity contracts	Net unrealized appreciation (depreciation) on investments[2]; Investment in securities at value; Swaps at value	617
Total		$1,176

[1]	Includes purchased options and swaptions at value as reported in the Schedules of Investments.
[2]	Includes cumulative appreciation (depreciation) on futures contracts and purchased options at value as reported in the Schedules of Investments. For futures contracts only current day’s variation margin is reported within the Statements of Assets and Liabilities.

	Fair Value of Derivative Financial Instruments as of April 30, 2019
	Derivative Liabilities
		Aviva Multi-Strategy Target Return Fund
Primary Risk	Statement of Assets and Liabilities Location	Value
Interest rate contracts	Investment in securities at value[1]; Net unrealized appreciation (depreciation) on investments[2]; Swaps at value	$186
Foreign currency exchange contracts	Unrealized depreciation on forward foreign currency exchange contracts	132
Equity contracts	Written options at value; Net unrealized appreciation (depreciation) on investments[2]; Swaps at value	376
Total		$694

VIRTUS ALTERNATIVE SOLUTIONS TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2019
[1]	Includes purchased options and swaptions at value as reported in the Schedules of Investments.
[2]	Includes cumulative appreciation (depreciation) on futures contracts and purchased options at value as reported in the Schedules of Investments. For futures contracts only current day’s variation margin is reported within the Statements of Assets and Liabilities.

The Effect of Derivative Financial Instruments in the Statement of Operations Six Months Ended April 30, 2019
Net Realized Gain (Loss) From
Aviva Multi-Strategy Target Return Fund
Interest rate contracts:
Futures contracts[1]	$ 91
Purchased swaptions[2]	(1,349)
Swaps [3]	(577)
Foreign currency exchange contracts:
Forward foreign currency transactions[4]	228
Purchased options[2]	(547)
Written options[5]	(16)
Equity contracts:
Futures [1]	579
Purchased options[2]	(1,828)
Written options[5]	1,216
Swaps [3]	(190)
Credit contracts:
Swaps [3]	136
Total	$(2,257)

[1] Included in net realized gain (loss) from futures within the Statement of Operations.
[2] Included in net realized gain (loss) from investments within the Statement of Operations.
[3] Included in net realized gain (loss) from swaps within the Statement of Operations.
[4] Included in net realized gain (loss) from forward foreign currency transactions within the Statement of Operations.
[5] Included in net realized gain (loss) from written options within the Statement of Operations.

The Effect of Derivative Financial Instruments in the Statement of Operations Six Months Ended April 30, 2019
Net Change in Unrealized Appreciation/(Depreciation) on
Aviva Multi-Strategy Target Return Fund
Interest rate contracts:
Futures contracts[1]	$ (155)
Purchased swaptions[2]	(58)
Swaps [3]	(491)
Foreign currency exchange contracts:
Forward foreign currency transactions[4]	(103)
Purchased options[2]	470
Written options[5]	28
Equity contracts:
Futures contracts[1]	(205)
Purchased options[2]	273
Written options[5]	(138)
Swaps [3]	71
Credit contracts:
Swaps [3]	(90)
Total	$ (398)

[1] Included in net change in unrealized appreciation (depreciation) from futures within the Statement of Operations.

VIRTUS ALTERNATIVE SOLUTIONS TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2019
[2] Included in net change in unrealized appreciation (depreciation) from investments within the Statement of Operations.
[3] Included in net change in unrealized appreciation (depreciation) from swaps within the Statement of Operations.
[4] Included in net change in unrealized appreciation (depreciation) from forward foreign currency transactions within the Statement of Operations.
[5] Included in net change in unrealized appreciation (depreciation) from written options within the Statement of Operations.
The quarterly average values (unless otherwise specified) of the derivatives held by the Fund in the table shown below indicate the volume of derivative activity for each applicable Fund for the six months ended April 30, 2019.
Aviva Multi-Strategy Target Return Fund
Purchased Options	$ 1,070
Purchased Swaptions	773
Written Options	(419)
Futures Contracts - Long Positions	144
Futures Contracts - Short Positions	183
Forward Foreign Currency Exchange Purchase Contracts	124,817
Forward Foreign Currency Exchange Sale Contracts	(40,332)
Interest Rate Swap Agreements	121,226
Credit Default Swap Agreements - Buy Protection	11,258
Inflation Swap Agreements	22,157
Variance Swap Agreements	2,475
E.	Derivative Risks
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
A Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by such Fund. For OTC purchased options, each Fund bears the risk of loss of the amount of the premiums paid plus the positive change in market values net of any collateral held by such Fund should the counterparty fail to perform under the contracts. Options written by a Fund do not typically give rise to counterparty credit risk, as options written generally obligate the Fund, and not the counterparty, to perform.
With exchange traded purchased options and futures and centrally cleared swaps, generally speaking, there is less counterparty credit risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency) of the clearing broker or clearinghouse. Additionally, credit risk exists in exchange traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help a Fund mitigate its counterparty risk, each Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. In addition, certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event a Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreements, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.
F.	Collateral Requirements and Master Netting Agreements (“MNA”)
For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Funds and the counterparty.

VIRTUS ALTERNATIVE SOLUTIONS TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2019
Cash collateral that has been pledged to cover obligations of a Fund and cash collateral received from the counterparty, if any, is reported separately on the Statements of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments. Typically, the Funds and counterparties are not permitted to sell, re-pledge or use the collateral they receive. To the extent amounts due to a Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance. The Funds attempt to mitigate counterparty risk by only entering into agreements with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
The following tables present the Funds’ derivative assets and liabilities by counterparty net of amounts available for offset under a MNA and net of the related collateral received/pledged by the Funds as of April 30, 2019:
At April 30, 2019, the Funds’ derivative assets and liabilities (by type) are as follows:
	Aviva Multi-Strategy Target Return Fund
	Assets	Liabilities
Derivative Financial Instruments:
Futures contracts	$ 65	$ 10
Forward foreign currency exchange contracts	316	132
Swaps	287	435
Purchased options	109	—
Purchased swaptions	24	17
Written options	—	24
Total derivative assets and liabilities in the Statement of Assets and Liabilities	$ 801	$ 618
Derivatives not subject to a MNA or similar agreement	(247)	(154)
Total assets and liabilities subject to a MNA	$ 554	$ 464
The following tables present the Funds’ derivative assets and liabilities by counterparty net of amounts available for offset under a MNA and net of the related collateral received/pledged by the Funds as of April 30, 2019:
Aviva Multi-Strategy Target Return Fund
Counterparty	Derivative Assets Subject to a MNA by Counterparty	Derivatives Available for Offset	Non-Cash Collateral Received[1]	Cash Collateral Received[1]	Net Amount of Derivative Assets[2]
Citibank	$ 63	$ (63)	$ —	$ —	$ —
Goldman Sachs & Co	40	(19)	—	—	21
JPMorgan Chase Bank N.A.	306	(291)	—	(15)	—
Merrill Lynch	110	(55)	—	—	55
Societe Generale	35	(4)	—	—	31
Total	$ 554	$ (432)	$ —	$ (15)	$ 107

VIRTUS ALTERNATIVE SOLUTIONS TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2019
Counterparty	Derivatives Liabilities Subject to a MNA by Counterparty	Derivatives Available for Offset	Non-cash Collateral Pledged[3]	Cash Collateral Pledged[3]	Net Amount of Derivative Liabilities[4]
BNP Paribas	$ 22	$ —	$ —	$ —	$ 22
Citibank	73	(63)	—	—	10
Goldman Sachs & Co	19	(19)	—	—	—
JPMorgan Chase Bank N.A.	291	(291)	—	—	—
Merrill Lynch	55	(55)	—	—	—
Societe Generale	4	(4)	—	—	—
Total	$ 464	$ (432)	$ —	$ —	$ 32
1 Excess of collateral received from the individual counterparty may not be shown for financial reporting purposes.
2 Net amount represents the net amount receivable from the counterparty in the event of default.
3 Excess of collateral pledged to the individual counterparty may not be shown for financial reporting purposes.
4 Net amount represents the net amount payable due to the counterparty in the event of default.
Note 4. Investment Advisory Fees and Related Party Transactions
($ reported in thousands)
A.	Investment Adviser
Virtus Alternative Investment Advisers, Inc. (“VAIA” or the “Adviser”), an indirect wholly-owned subsidiary of Virtus Investment Partners, Inc. (“Virtus”), is the investment adviser to the Funds. The Adviser manages the Funds’ investment programs and general operations of the Funds, including oversight of the Funds’ subadvisers.
As compensation for its services to the Funds, the Adviser is entitled to a fee, which is calculated daily and paid monthly, based upon the following annual rates as a percentage of the average daily net assets of each Fund.

	All Assets	1st $1 Billion	1st $5 Billion	$1+ Billion	$5+ Billion
Aviva Multi-Strategy Target Return Fund	—%	—%	1.30%*	—%	1.25%
Duff & Phelps Select MLP and Energy Fund	0.90	—	—	—	—
KAR Long/Short Equity Fund	—	1.25	—	1.20	—
* The Fund’s investment adviser has contractually agreed to waive a portion of the management fee so that such fee does not exceed 1.25% through February 28, 2020.
B.	Subadvisers
The subadvisers manage the investments of each Fund for which they are paid a fee by the Adviser.
The subadvisers and the Funds they serve as of the end of the period are as follows: Aviva Investors Americas LLC (“Aviva”), for Aviva Multi-Strategy Target Return Fund; Duff & Phelps Investment Management Co. (“Duff & Phelps”), an indirect wholly-owned subsidiary of Virtus, for Duff & Phelps Select MLP and Energy Fund; and Kayne Anderson Rudnick Investment Management, LLC (“KAR”), an indirect wholly-owned subsidiary of Virtus, for KAR Long/Short Equity Fund.
C.	Expense Limits and Fee Waivers
The Adviser has contractually agreed to limit each Fund’s total operating expenses (excluding front-end or contingent deferred loads, taxes, leverage expenses, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses, and dividend expenses, if any), so that such expenses do not exceed, on an annualized basis, the following respective percentages of average daily net assets through February 28, 2020. The waivers and reimbursements are accrued daily and received monthly.

Fund	Class A	Class C	Class I	Class R6
Aviva Multi-Strategy Target Return Fund	1.69%	2.44%	1.44%	1.38%
Duff & Phelps Select MLP and Energy Fund	1.40	2.15	1.15	N/A
KAR Long/Short Equity Fund	1.80	2.55	1.55	1.48

VIRTUS ALTERNATIVE SOLUTIONS TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2019
D.	Expense Recapture
Under certain conditions, the Adviser may recapture operating expenses reimbursed or fees waived under these arrangements within three years after the date on which such amounts were incurred or waived. A Fund must pay its ordinary operating expenses before the Adviser is entitled to any reimbursement and must remain in compliance with any applicable expense limitations or, if none, the expense limitation in effect at the time of the waiver or reimbursement. All or a portion of the following Adviser reimbursed expenses may be recaptured by the fiscal year ending:

	Expiration
Fund	2019	2020	2021	2022	Total
Aviva Multi-Strategy Target Return Fund
Class A	$ 19	$ 16	$ 7	$ 3	$ 45
Class C	17	14	5	2	38
Class I	387	435	208	87	1,117
Class R6	—	— (1)	— (1)	— (1)	— (1)
Duff & Phelps Select MLP and Energy Fund
Class A	3	10	6	11	30
Class C	2	5	2	1	10
Class I	80	164	77	30	351
KAR Long/Short Equity Fund
Class A	—	—	—	1	1
Class C	—	—	—	1	1
Class I	—	—	—	12	12
Class R6	—	—	—	27	27
(1)	Amount is less than $500.
E.	Distributor
VP Distributors, LLC (“VP Distributors”), an indirect, wholly-owned subsidiary of Virtus, serves as the distributor of each Fund’s shares. VP Distributors has advised the Funds that for the six months (the “period”) ended April 30, 2019, there were less than $500 in commissions for Class A shares and less than $500 in CDSC for Class A shares and Class C shares, respectively.
In addition, each Fund pays VP Distributors 12b-1 fees under a 12b-1 Plan as a percentage of the average daily net assets of each respective class at the annual rates of 0.25% for Class A shares and 1.00% for Class C shares. Class I and Class R6 shares are not subject to a 12b-1 Plan.
Under certain circumstances, shares of certain Virtus Mutual Funds may be exchanged for shares of the same class of certain other Virtus Mutual Funds on the basis of the relative NAV per share at the time of the exchange. On exchanges with share classes that carry a CDSC, the CDSC schedule of the original shares purchased continues to apply.
F.	Administrator and Transfer Agent
Virtus Fund Services, LLC, an indirect, wholly-owned subsidiary of Virtus, serves as the administrator and transfer agent to the Funds.
For the period ended April 30, 2019, the Funds incurred administration fees totaling $47 which are included in the Statements of Operations within the line item “Administration and accounting fees”. The fees are calculated daily and paid monthly.
For the period ended April 30, 2019, the Funds incurred transfer agent fees totaling $32 which are included in the Statements of Operations within the line item “Transfer agent fees and expenses” and “Sub-transfer agent fees and expenses.” A portion of these fees was paid to outside entities that also provide services to the Funds. The fees are calculated daily and paid monthly.
G.	Affiliated Shareholders
At April 30, 2019, Virtus and its affiliates held shares of certain Funds, which may be redeemed at any time, that aggregated to the following:

VIRTUS ALTERNATIVE SOLUTIONS TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2019
	Shares	Aggregate Net Asset Value
Aviva Multi-Strategy Target Return Fund
Class A	10,106	$ 96
Class C	10,058	94
Class I	1,902,815	18,096
Class R6	10,470	100
Duff & Phelps Select MLP and Energy Fund
Class A	10,601	97
Class C	10,431	95
Class I	511,612	4,686
KAR Long/Short Equity Fund
Class A	10,000	119
Class C	10,000	119
Class I	10,000	120
Class R6	270,000	3,232
H.	Trustee Compensation
The Trust provides a deferred compensation plan for its Trustees who receive compensation from the Trust. Under the deferred compensation plan, Trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Trust, and then, to the extent permitted by the 1940 Act, in turn, may be invested in the shares of affiliated or unaffiliated mutual funds selected by the participating Trustees. Investments in such instruments are included in “Other Assets” on the Statements of Assets and Liabilities at April 30, 2019.
Note 5. Purchases and Sales of Securities
($ reported in thousands)
Purchases and sales of securities (excluding U.S. Government and agency securities, short-term securities and written option securities) during the period ended April 30, 2019, were as follows:
	Purchases	Sales
Aviva Multi-Strategy Target Return Fund	$12,490	$27,210
Duff & Phelps Select MLP And Energy Fund	4,227	1,155
KAR Long/Short Equity Fund	6,876	1,924
Purchases and sales of long-term U.S. Government and agency securities for the Funds during the period ended April 30, 2019, were as follows:
	Purchases	Sales
Aviva Multi-Strategy Target Return Fund	$14,408	$17,811
Note 6. Capital Share Transactions
($ and shares reported in thousands)
Transactions in shares of capital stock, during the periods ended as indicated below, were as follows:
	Aviva Multi-Strategy Target Return Fund
	Six Months Ended April 30, 2019 (Unaudited)		Year Ended October 31, 2018
	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold and cross class conversions	6	$ 56	130	$ 1,269
Reinvestment of distributions	5	48	— (1)	3
Shares repurchased and cross class conversions	(115)	(1,075)	(158)	(1,537)
Net Increase / (Decrease)	(104)	$ (971)	(28)	$ (265)

VIRTUS ALTERNATIVE SOLUTIONS TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2019
	Aviva Multi-Strategy Target Return Fund
	Six Months Ended April 30, 2019 (Unaudited)		Year Ended October 31, 2018
	SHARES	AMOUNT	SHARES	AMOUNT
Class C
Shares sold and cross class conversions	9	$ 82	5	$ 47
Reinvestment of distributions	2	17	— (1)	— (1)
Shares repurchased and cross class conversions	(64)	(590)	(111)	(1,062)
Net Increase / (Decrease)	(53)	$ (491)	(106)	$ (1,015)
Class I
Shares sold and cross class conversions	328	$ 3,086	1,562	$ 15,286
Reinvestment of distributions	85	757	15	152
Shares repurchased and cross class conversions	(4,004)	(37,442)	(4,391)	(42,835)
Net Increase / (Decrease)	(3,591)	$ (33,599)	(2,814)	$ (27,397)
Class R6
Shares sold and cross class conversions	— (1)	$ 3	— (1)	$ 3
Reinvestment of distributions	— (1)	— (1)	— (1)	— (1)
Shares repurchased and cross class conversions	(—) (1)	(3)	— (1)	(1)
Net Increase / (Decrease)	— (1)	$ —(1)	— (1)	$ 2
(1)	Amount is less than $500 or 500 shares.

	Duff & Phelps Select MLP and Energy Fund
	Six Months Ended April 30, 2019 (Unaudited)		Year Ended October 31, 2018
	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold and cross class conversions	364	$ 3,289	64	$ 567
Reinvestment of distributions	1	6	1	7
Shares repurchased and cross class conversions	(6)	(45)	(65)	(636)
Net Increase / (Decrease)	359	$ 3,250	— (1)	$ (62)
Class C
Shares sold and cross class conversions	6	$ 51	2	$ 18
Reinvestment of distributions	— (1)	2	— (1)	2
Shares repurchased and cross class conversions	(3)	(29)	(1)	(18)
Net Increase / (Decrease)	3	$ 24	1	$ 2

VIRTUS ALTERNATIVE SOLUTIONS TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2019
	Duff & Phelps Select MLP and Energy Fund
	Six Months Ended April 30, 2019 (Unaudited)		Year Ended October 31, 2018
	SHARES	AMOUNT	SHARES	AMOUNT
Class I
Shares sold and cross class conversions	50	$ 454	4	$ 40
Reinvestment of distributions	1	6	11	106
Shares repurchased and cross class conversions	(8)	(64)	(13)	(124)
Net Increase / (Decrease)	43	$ 396	2	$ 22
(1)	Amount is less than $500 or 500 shares.

	KAR Long/Short Equity Fund
	From Inception: December 06, 2018 to April 30, 2019 (Unaudited)
	SHARES	AMOUNT
Class A
Shares sold and cross class conversions	10	$ 100
Net Increase / (Decrease)	10	$ 100
Class C
Shares sold and cross class conversions	11	$ 107
Net Increase / (Decrease)	11	$ 107
Class I
Shares sold and cross class conversions	397	$ 4,479
Net Increase / (Decrease)	397	$ 4,479
Class R6
Shares sold and cross class conversions	270	$ 2,700
Net Increase / (Decrease)	270	$ 2,700
Certain shareholders may exchange shares of one class for shares of another class in the same Fund. These exchange transactions are included as subscriptions and redemptions in the Statements of changes in net assets. For the period ended April 30, 2019, the Funds had the following such exchange transactions:
	Exchange Redemptions			Exchange Subscriptions
	Class A Shares	Class C Shares	Class I Shares	Class A Shares	Class I Shares	Value
Aviva Multi-Strategy Target Return Fund	8	2	2	2	8	$111
Duff & Phelps Select MLP and Energy Fund	—	3	—	3	—	29
Note 7. 10% Shareholders
As of April 30, 2019, each Fund had individual shareholder account(s) and/or omnibus shareholder account(s) (comprised of a group of individual shareholders), which individually amounted to more than 10% of the total shares outstanding of each such Fund as detailed below:

VIRTUS ALTERNATIVE SOLUTIONS TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2019
	% of Shares Outstanding	Number of Accounts
Aviva Multi-Strategy Target Return Fund	55%	2
Duff & Phelps Select MLP and Energy Fund	52	1
KAR Long/Short Equity Fund	94	2
Note 8. Credit Risk and Asset Concentration
In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as a Fund’s ability to repatriate such amounts.
Certain Funds may invest a high percentage of their assets in specific sectors of the market in the pursuit of their investment objectives. Fluctuations in these sectors of concentration may have a greater impact on a Fund, positive or negative, than if the Fund did not concentrate its investments in such sectors.
Note 9.  Indemnifications
Under the Trust’s organizational documents and in separate agreements between each Trustee and the Trust, its Trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust and its funds. In addition, in the normal course of business, the Trust and the Funds enter into contracts that provide a variety of indemnifications to other parties. The Trust’s and/or the Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust or the Funds and that have not occurred. However, neither the Trust nor the Funds have had prior claims or losses pursuant to these arrangements, and they expect the risk of loss to be remote.
Note 10. Restricted Securities
($ reported in thousands)
Restricted securities are not registered under the Securities Act of 1933, as amended (the “1933 Act”). Generally, 144A securities are excluded from this category.
Each Fund will bear any costs, including those involved in registration under the 1933 Act, in connection with the disposition of such securities.
The following Fund held securities considered to be restricted at April 30, 2019:
Fund	Investment	Date of Acquisition	Cost	Value	Percentage of Net Assets
Aviva Multi-Strategy Target Return Fund	Safran SA	2/16/2018	$27	$36	0.1%
Note 11. Redemption Facility
($ reported in thousands)
On September 18, 2017, Aviva Multi-Strategy Target Return Fund, Duff & Phelps Select MLP and Energy Fund and certain other affiliated funds entered into an $150,000 unsecured line of credit (“Credit Agreement”). KAR Long/Short Equity Fund was added to the Credit Agreement in March of 2019.This Credit Agreement, as amended, is with a commercial bank that allows the Funds to borrow cash from the bank to manage large unexpected redemptions and trade fails, up to a limit of one-fifth of total net assets for the Funds, in accordance with the terms of the agreement. This Credit Agreement has a term of 364 days and has been renewed for a period up to March 12, 2020. Interest is charged at the higher of the LIBOR or the Federal Funds rate plus an additional percentage rate on the amount borrowed. Commitment fees are charged on the undrawn balance. The Funds and other affiliated funds that are parties are individually, and not jointly, liable for their particular advances, if any, under the line of credit. The lending bank has the ability to require repayment of outstanding borrowings under this Credit Agreement upon certain circumstances such as an event of default.
The Funds had no outstanding borrowings at any time during the period ended of April 30, 2019.
Note 12. Federal Income Tax Information
($ reported in thousands)
At April 30, 2019, federal tax cost and aggregate gross unrealized appreciation (depreciation) of securities held by the Funds were as follows:
Fund	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Aviva Multi-Strategy Target Return Fund - securities and derivatives	$ 32,489	$1,841	$ (1,145)	$696
Aviva Multi-Strategy Target Return Fund - Written Options	(16)	-	(8)	(8)

VIRTUS ALTERNATIVE SOLUTIONS TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2019
Fund	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Duff & Phelps Select MLP and Energy Fund - Investments	$ 8,688	$ 568	$ (373)	$195
KAR Long/Short Equity Fund - Investments	7,744	809	(33)	776
KAR Long/Short Equity Fund - Short Sales	(1,704)	99	(52)	47
The cost of investments and unrealized appreciation/depreciation may also include timing differences that do not constitute adjustments to tax basis.
Certain late year ordinary losses may be deferred and treated as occurring on the first day of the following fiscal year. For the fiscal year ended October 31, 2018, the following Fund deferred and recognized late year ordinary losses as follows:
	Late Year Ordinary Losses Deferred	Late Year Ordinary Losses Recognized	Capital Loss Deferred	Capital Loss Recognized
Duff & Phelps Select MLP and Energy Fund	$ 40	$ 27	$ —	$ —
The components of distributable earnings on a tax basis (excluding unrealized appreciation (depreciation) which is disclosed in the beginning of this note) consist of the following:
	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Undistributed Tax-Exempt Income
Aviva Multi-Strategy Target Return Fund	$1,464	$—	$ —
The differences between the book and tax basis components of distributable earnings relate principally to the timing of recognition of income and gains for federal income tax purposes. Short-term gain distributions reported in the Statements of Changes in Net Assets, if any, are reported as ordinary income for federal tax purposes. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes.
The tax character of dividends and distributions paid during the fiscal years ended October 31, 2018 and 2017 were as follows:
	Ordinary Income	Long-Term Capital Gains	Return of Capital	Total
Aviva Multi-Strategy Target Return Fund
10/31/18	$ 166	$ —	$ —	$166
10/31/17	572	179	—	751
Duff & Phelps Select MLP and Energy Fund
10/31/18	58	63	29	150
10/31/17	60	—	58	118
Note 13. Regulatory Matters and Litigation
From time to time, the Trust, the Adviser and/or the subadvisers and/or their affiliates may be involved in litigation and arbitration as well as examinations and investigations by various regulatory bodies, including the SEC, involving compliance with, among other things, securities laws, client investment guidelines, laws governing the activities of broker-dealers and other laws and regulations affecting their products and other activities. At this time, the Adviser believes that the outcomes of such matters are not likely, either individually or in aggregate, to be material to these financial statements.
Note 14. Recent Accounting Pronouncement
In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update (“ASU”), ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. This ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. For public companies, the amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. Management has evaluated the implications of certain provisions of ASU No. 2018-13 and has determined to early adopt all aspects related to the removal and modification of certain fair value measurement disclosures under the ASU effective immediately.

VIRTUS ALTERNATIVE SOLUTIONS TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2019
Note 15. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available for issuance, and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS
FOR VIRTUS AVIVA MULTI-STRATEGY TARGET RETURN FUND AND
VIRTUS DUFF & PHELPS SELECT MLP AND ENERGY FUND (each a “FUND” and collectively, the “FUNDS”)
BY THE BOARD OF TRUSTEES (UNAUDITED)
The Board of Trustees (the “Board”) of Virtus Alternative Solutions Trust (the “Trust”) is responsible for determining whether to approve the continuation of the investment advisory agreement (the “Advisory Agreement”) between the Trust and Virtus Alternative Investment Advisers, Inc. (“VAIA”) and of each subadvisory agreement (the “Subadvisory Agreements”)(together with the Advisory Agreement, the “Agreements”) among the Trust, VAIA and Aviva Investors Americas LLC (“Aviva”) with respect to Virtus Aviva Multi-Strategy Target Return Fund; and among the Trust, VAIA and Duff & Phelps Investment Management Co. (“Duff & Phelps”) with respect to Virtus Duff & Phelps Select MLP and Energy Fund (each of Aviva and Duff & Phelps, a “Subadviser” and collectively, the “Subadvisers”). At in-person meetings held on October 30, 2018 and November 13-15, 2018 (the “Meetings”), the Board, including a majority of the Trustees who are not interested persons of the Trust as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (such Act, the “1940 Act” and such Trustees, the “Independent Trustees”), considered and approved the continuation of each Agreement due for renewal, as further discussed below. In addition, prior to the Meetings, the Independent Trustees met with their independent legal counsel to discuss and consider the information provided by management and submitted questions to management, and they considered the responses provided.
In connection with the approval of the Agreements, the Board requested and evaluated information provided by VAIA and each Subadviser which, in the Board’s view, constituted information necessary for the Board to form a judgment as to whether the renewal of each of the Agreements would be in the best interests of each applicable Fund and its respective shareholders. The Board also considered information furnished throughout the year at regular Board meetings with respect to the services provided by VAIA and each Subadviser, including quarterly performance reports prepared by management containing reviews of investment results and periodic presentations from the Subadvisers with respect to the Fund(s) they manage. The Board noted the affiliation of Duff & Phelps with VAIA and any potential conflicts of interest.
The Board was separately advised by independent legal counsel throughout the process. For each Agreement, the Board considered all the criteria separately with respect to the applicable Fund and its shareholders. In its deliberations, the Board considered various factors, including those discussed below, none of which were controlling, and each Trustee may have attributed different weights to the various factors. The Independent Trustees also discussed the proposed approval of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.
In considering whether to approve the renewal of the Agreements with respect to each Fund, the Board reviewed and analyzed the factors it deemed relevant, including: (1) the nature, extent and quality of the services provided to the Funds by VAIA and each of the Subadvisers; (2) the performance of the Funds as compared to an appropriate peer group and an appropriate index; (3) the level and method of computing each Fund’s advisory and subadvisory fees, and comparisons of the Funds’ advisory fee rates with those of a group of funds with similar investment objective(s); (4) the profitability of VAIA under the Advisory Agreement; (5) any “fall-out” benefits to VAIA, the Subadvisers and their affiliates (i.e., ancillary benefits realized by VAIA, the Subadvisers or their affiliates from VAIA’s or the applicable Subadviser’s relationship with the Trust); (6) the anticipated effect of growth in size on each Fund’s performance and expenses; (7) fees paid to VAIA and the Subadvisers by comparable accounts, as applicable; (8) possible conflicts of interest; and (9) the terms of the Agreements.
Nature, Extent and Quality of Services
The Trustees received in advance of the Meetings information provided by VAIA and each Subadviser, including completed questionnaires, each concerning a number of topics, including such company’s investment philosophy, resources, operations and compliance structure. The Trustees noted that the Funds are managed using a “manager of managers” structure that generally involves the use of one or more subadvisers to manage some or all of a Fund’s portfolio. Under this structure, VAIA is responsible for the management of the Funds’ investment programs and for evaluating and selecting subadvisers on an ongoing basis and making any recommendations to the Board regarding hiring, retaining or replacing subadvisers. In considering the Advisory Agreement with VAIA, the Board considered VAIA’s process for supervising and managing the Funds’ subadvisers, including (a) VAIA’s ability to select and monitor the subadvisers; (b) VAIA’s ability to provide the services necessary to monitor the subadviser’s(s’) compliance with the Funds’ respective investment objective(s), policies and restrictions as well as provide other oversight activities; and (c) VAIA’s ability and willingness to identify instances in which a subadviser should be replaced and to carry out the required changes. The Trustees also considered: (a) the experience and capability of VAIA’s management and other personnel; (b) the financial condition of VAIA, and whether it had the financial wherewithal to provide a high level and quality of services to the Funds; (c) the quality of VAIA’s own regulatory and legal compliance policies, procedures and systems; (d) the nature, extent and quality of administrative, transfer agency and other services provided by VAIA and its affiliates to the Funds; (e) VAIA’s supervision of the Funds’ other service providers; and (f) VAIA’s risk management processes. It was noted that affiliates of VAIA serve as administrator, transfer agent and distributor of the Funds. The Board also took into account its knowledge of VAIA’s management and the quality of the performance of VAIA’s duties through Board meetings, discussions and reports during the preceding year, as well as information from the Trust’s Chief Compliance Officer regarding the Funds’ compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act.

CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS
FOR VIRTUS AVIVA MUTLI-STRATEGY TARGET RETURN FUND AND
VIRTUS DUFF & PHELPS SELECT MLP AND ENERGY FUND (each a “FUND” and collectively, the “FUNDS”)
BY THE BOARD OF TRUSTEES (UNAUDITED) (Continued)
With respect to the services provided by each of the Subadvisers, the Board considered information provided to the Board by each Subadviser, including each Subadviser’s Form ADV, as well as information provided throughout the past year. With respect to the Subadvisory Agreements, the Board noted that each Subadviser provided portfolio management, compliance with the respective Fund’s investment policies and procedures, compliance with applicable securities laws and assurances thereof. The Board also noted that VAIA’s and each Subadviser’s management of the respective Fund(s) is subject to the oversight of the Board and must be carried out in accordance with the investment objective(s), policies and restrictions set forth in the Fund’s(s’) prospectuses and statement of additional information. In considering the renewal of the Subadvisory Agreements, the Board also considered each Subadviser’s investment management process, including (a) the experience and capability of the Subadviser’s management and other personnel committed by the Subadviser to the respective Fund; (b) the financial condition of the Subadviser; (c) the quality of the Subadviser’s regulatory and legal compliance policies, procedures and systems; and (d) the Subadviser’s brokerage and trading practices, including with respect to best execution and soft dollars. The Board also took into account each Subadviser’s risk assessment and monitoring process. The Board noted each Subadviser’s regulatory history, including whether it was currently involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate.
After considering all of the information provided to them, the Trustees concluded that the nature, extent and quality of the services provided by VAIA and each Subadviser were satisfactory and that there was a reasonable basis on which to conclude that each would continue to provide a high quality of investment services to the applicable Fund(s).
Investment Performance
The Board considered performance reports and discussions at Board meetings throughout the year, as well as a report (the “Broadridge Report”) for the Funds prepared by Broadridge, an independent third party provider of investment company data, furnished in connection with the contract renewal process. The Broadridge Report presented each Fund’s performance relative to a peer group of other mutual funds (the “Performance Universe”) and relevant indexes, as selected by Broadridge. The Board also considered performance information presented by management and took into account management’s discussion of the same, including the effect of market conditions on each Fund’s performance. The Board evaluated each Fund’s performance in the context of the considerations that a “manager of managers” structure requires. The Board noted that it also reviews on a quarterly basis detailed information about the Funds’ performance results and portfolio composition, as well as each Subadviser’s investment strategy. The Board noted VAIA’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of each Subadviser. The Board also noted each Subadviser’s performance record with respect to each Fund. The Board was mindful of VAIA’s focus on each Subadviser’s performance and noted VAIA’s performance in monitoring and responding to any performance issues with respect to the Funds. The Board also took into account its discussions with management regarding factors that contributed to the performance of each Fund.
The Board considered, among other performance data, the information set forth below with respect to the performance of each Fund for the period ended June 30, 2018.
Virtus Aviva Multi-Strategy Target Return Fund. The Board noted that the Fund outperformed the median of its Performance Universe for the year-to-date and underperformed the median of its Performance Universe for the 1-year period. The Board also noted that the Fund outperformed its benchmark for the year-to-date period and underperformed its benchmark for the one year period.
Virtus Duff & Phelps Select MLP and Energy Fund. The Board noted that the Fund outperformed the median of its Performance Universe for the year-to-date and 1-year periods and outperformed its benchmark for the year-to-date and 1-year periods.
The Board also considered management’s discussion about the reasons for Virtus Aviva Multi-Strategy Target Return Fund’s underperformance relative to its peer group or benchmark. After reviewing these and related factors, the Board concluded that each Fund’s overall performance, or reasons discussed for underperformance, were satisfactory.
Management Fees and Total Expenses
The Board considered the fees charged to the Funds for advisory services as well as the total expense levels of the Funds. This information included comparisons of each Fund’s gross management fee and net total expense level to those of its peer group (the “Expense Group”). In comparing each Fund’s gross management fee to that of comparable funds, the Board noted that in the materials presented such fee included both advisory and administrative fees. The Board also noted that each Fund had fee waivers and/or expense caps in place to limit the total expenses incurred by the Funds and their shareholders. The Board also noted that the subadvisory fees were paid by VAIA out of its management fees rather than paid separately by the Funds. In this regard, the Board took into account management’s discussion with respect to the advisory/subadvisory fee structure, including the amount of the advisory fee

CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS
FOR VIRTUS AVIVA MUTLI-STRATEGY TARGET RETURN FUND AND
VIRTUS DUFF & PHELPS SELECT MLP AND ENERGY FUND (each a “FUND” and collectively, the “FUNDS”)
BY THE BOARD OF TRUSTEES (UNAUDITED) (Continued)
retained by VAIA after payment of the subadvisory fee. The Board also took into account the size of each Fund and the impact on expenses. The Subadvisers provided, and the Board considered, fee information of comparable accounts managed by the Subadvisers, as applicable.
In addition to the foregoing, the Board considered, among other data, the information set forth below with respect to each Fund’s fees and expenses. In each case, the Board took into account management’s discussion of each Fund’s expenses, including the type and size of the Fund relative to the other funds in its Expense Group.
Virtus Aviva Multi-Strategy Target Return Fund. The Board considered that the Fund’s gross management fee was above the median of the Expense Group and net total expenses after waivers were equal to the median of the Expense Group.
Virtus Duff & Phelps Select MLP and Energy Fund. The Board considered that the Fund’s gross management fee and net total expenses after waivers were below the median of the Expense Group.
The Board concluded that the advisory and subadvisory fees for each Fund, including any proposed amendments, were fair and reasonable in light of the usual and customary charges made for services of the same nature and quality and the other factors considered.
Profitability
The Board also considered certain information relating to profitability that had been provided by VAIA. In this regard, the Board considered information regarding the overall profitability, as well as on a fund-by-fund basis, of VAIA for its management of the Funds, as well as its profits and those of its affiliates for managing and providing other services to the Trust, such as distribution, transfer agency and administrative services provided to the Funds by VAIA affiliates. In addition to the fees paid to VAIA and its affiliates, including the applicable Subadviser, the Board considered any other benefits derived by VAIA or its affiliates from their relationships with the Funds. The Board reviewed the methodology used to allocate costs to each Fund, taking into account the fact that allocation methodologies are inherently subjective and various allocation methodologies may each be reasonable while producing different results. The Board concluded that the profitability to VAIA and its affiliates from each Fund was reasonable in light of the quality of the services rendered to the Funds by VAIA and its affiliates as well as other factors.
In considering the profitability to the Subadvisers in connection with their relationships to the Funds, the Board noted that the fees under the Subadvisory Agreements are paid by VAIA out of the fees that VAIA receives under the Advisory Agreement, so that Fund shareholders are not directly impacted by those fees. In considering the reasonableness of the fees payable by VAIA to Duff & Phelps, the affiliated Subadviser, the Board noted that, because such Subadviser is an affiliate of VAIA, such profitability might be directly or indirectly shared by VAIA. In addition, with respect to Aviva Investors America LLC, the unaffiliated subadviser, the Board relied on the ability of VAIA to negotiate the Subadvisory Agreement and the fees thereunder at arm’s length. For each of the above reasons, the Board concluded that the profitability to the Subadvisers and their affiliates from their relationships with the Funds was not a material factor in approval of the Subadvisory Agreements.
Economies of Scale
The Board received and discussed information concerning whether VAIA realizes economies of scale as the Funds’ assets grow. The Board noted that the management fees for Virtus Aviva Multi-Strategy Target Return Fund included breakpoints based on assets under management, and that fee waivers and/or expense caps were also in place for both of the Funds. The Board also took into account management’s discussion of each Fund’s management fee and subadvisory fee structure, including with respect to the Fund that does not currently have breakpoints. The Board also took into account the current sizes of the Funds. The Board concluded that no changes to the advisory fee structure of the Funds were necessary at this time. The Board noted that VAIA and the Funds may realize certain economies of scale if the assets of the Funds were to increase, particularly in relationship to certain fixed costs, and that shareholders of the Funds would have an opportunity to benefit from these economies of scale.
For similar reasons as stated above with respect to the Subadvisers’ profitability, and based upon the current size of the Fund(s) managed by each Subadviser, the Board concluded that the potential for economies of scale in the Subadvisers’ management of the Funds was not a material factor in the approval of the Subadvisory Agreements at this time.
Other Factors
The Board considered other benefits that may be realized by VAIA and each Subadviser and their respective affiliates from their relationships with the applicable Fund. Among them, the Board recognized that VP Distributors, LLC, an affiliate of VAIA and Duff & Phelps, serves as the distributor for the Trust, and, as such, receives payments pursuant to Rule 12b-1 from the Funds to compensate it for providing selling activities, which could lead to growth in the Trust’s assets and corresponding benefits from such growth, including economies of scale. The Board noted that an affiliate of VAIA and Duff & Phelps also provides administrative and transfer agency

CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS
FOR VIRTUS AVIVA MUTLI-STRATEGY TARGET RETURN FUND AND
VIRTUS DUFF & PHELPS SELECT MLP AND ENERGY FUND (each a “FUND” and collectively, the “FUNDS”)
BY THE BOARD OF TRUSTEES (UNAUDITED) (Continued)
services to the Trust. The Board noted management’s discussion of the fact that, while Duff & Phelps is an affiliate of VAIA, there are no other direct benefits to the Subadvisers or VAIA in providing investment advisory services to the Fund(s), other than the fee to be earned under the applicable Agreement(s). There may be certain indirect benefits gained, including to the extent that serving the Fund(s) could provide the opportunity to provide advisory services to additional portfolios of the Trust or certain reputational benefits.
Conclusion
Based on all of the foregoing considerations, the Board, including a majority of the Independent Trustees, determined that approval of each Agreement, as amended, was in the best interests of each applicable Fund and its respective shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Agreements, as amended, with respect to each Fund.

CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS FOR
VIRTUS KAR LONG/SHORT EQUITY FUND (the “FUND”)
BY THE BOARD OF TRUSTEES (UNAUDITED)
The Board of Trustees (the “Board”) of Virtus Alternative Solutions Trust (the “Trust”) is responsible for determining whether to approve the establishment and continuation of the investment advisory agreement (the “Advisory Agreement”) between the Trust and Virtus Alternative Investment Advisers, Inc. (“VAIA”) and the subadvisory agreement (the “Subadvisory Agreement“ and together with the Advisory Agreement, the “Agreements”) among the Trust, VAIA and Kayne Anderson Rudnick Investment Management, LLC (“KAR” or the “Subadviser”). At an in-person meeting held November 14, 2018, the Board, including a majority of the Trustees who are not interested persons of the Trust as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (such Act, the “1940 Act” and such Trustees, the “Independent Trustees”), considered and approved the establishment of the Agreements, as further discussed below.
In connection with the approval of the Agreements, the Board requested and evaluated information provided by VAIA and the Subadviser which, in the Board’s view, constituted information necessary for the Board to form a judgment as to whether approval of each of the Agreements would be in the best interests of the Fund and its shareholders. The Board noted the affiliation of the Subadviser with VAIA and any potential conflicts of interest.
The Board was separately advised by independent legal counsel throughout the process. For each Agreement, the Board considered all the criteria separately with respect to the Fund and its shareholders. In its deliberations, the Board considered various factors, including those discussed below, none of which were controlling, and each Trustee may have attributed different weights to the various factors. The Independent Trustees also discussed the proposed approval of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.
In considering whether to approve the Agreements with respect to the Fund, the Board reviewed and analyzed the factors it deemed relevant, including: (1) the nature, extent and quality of the services to be provided to the Fund by VAIA and the Subadviser; (2) information regarding performance of an account managed in a similar manner as the Fund was expected to be managed; (3) the level and method of computing the Fund’s advisory and subadvisory fees, and comparisons of the Fund’s proposed advisory fee rates with those of a group of other funds with similar investment objectives; (4) historical profitability of VAIA and its affiliates under similar agreements; (5) any “fall-out” benefits to VAIA, the Subadviser and their affiliates (i.e., ancillary benefits realized by VAIA, the Subadviser or their affiliates from VAIA’s or the Subadviser’s relationship with the Fund); (6) possible conflicts of interest; and (7) the terms of the Agreements.
Nature, Extent and Quality of Services
The Trustees received in advance of the meeting information provided by VAIA and the Subadviser, including completed questionnaires, each concerning a number of topics, including such company’s investment philosophy, resources, operations and compliance structure. The Trustees also received a presentation by VAIA’s senior management personnel, during which, among other items, VAIA’s history, investment process, investment strategies, personnel, compliance procedures and the firm’s overall performance were reviewed and discussed. The Trustees noted that the Fund would be managed using a “manager of managers” structure that generally involves the use of one or more subadvisers to manage some or all of the Fund’s portfolio. Under this structure, VAIA is responsible for oversight of the Fund’s investment program and for evaluating and selecting subadvisers on an ongoing basis and making any recommendations to the Board regarding hiring, retaining or replacing subadvisers. In considering the Advisory Agreement, the Board considered VAIA’s process for supervising and managing the Fund’s subadviser, including (a) VAIA’s ability to select and monitor the subadviser; (b) VAIA’s ability to provide the services necessary to monitor the subadviser’s compliance with the Fund’s investment objective, policies and restrictions as well as provide other oversight activities; and (c) VAIA’s ability and willingness to identify instances in which a subadviser should be replaced and to carry out the required changes. The Trustees also considered: (a) the experience and capability of VAIA’s management and other personnel; (b) the financial condition of VAIA, and whether it had the financial wherewithal to provide a high level and quality of services to the Fund; (c) the quality of VAIA’s own regulatory and legal compliance policies, procedures and systems; (d) the nature, extent and quality of administrative, transfer agency and other services expected to be provided by VAIA and its affiliates to the Fund; (e) VAIA’s expected supervision of the Fund’s other service providers; and (f) VAIA’s risk management processes. It was noted that affiliates of VAIA, were expected to serve as administrator, transfer agent and distributor of the Fund. The Board also took into account its knowledge of VAIA’s management and the quality of the performance of its duties with respect to other Virtus Funds through Board meetings, discussions and reports, as well as information from the Trust’s Chief Compliance Officer regarding the Fund’s compliance policies and procedures proposed to be established pursuant to Rule 38a-1 under the 1940 Act.
With respect to the services to be provided by the Subadviser, the Board considered information provided to the Board by the Subadviser, including the Subadviser’s Form ADV, as well as a presentation provided by portfolio management personnel of the Subadviser. With respect to the Subadvisory Agreement, the Board noted that the Subadviser would provide portfolio management, compliance with the Fund’s investment policies and procedures, compliance with applicable securities laws and assurances thereof. The Board also noted that VAIA’s and the Subadviser’s management of the Fund is subject to the oversight of the Board and must be carried out in accordance with the investment objective(s), policies and restrictions set forth in the Fund’s prospectuses and statement of additional information. In considering approval of the Subadvisory Agreement, the Board also considered the Subadviser’s investment management process, including (a) the experience and capability of the Subadviser’s management and other personnel committed by

CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS FOR
VIRTUS KAR LONG/SHORT EQUITY FUND (the “FUND”)
BY THE BOARD OF TRUSTEES (UNAUDITED) (Continued)
the Subadviser to the Fund; (b) the financial condition of the Subadviser; (c) the quality of the Subadviser’s regulatory and legal compliance policies, procedures and systems; and (d) the Subadviser’s brokerage and trading practices, including with respect to best execution and soft dollars. The Board also took into account the Subadviser’s risk assessment and monitoring process. The Board noted the Subadviser’s regulatory history, including whether it was currently involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate.
After considering all of the information provided to them, the Trustees concluded that the nature, extent and quality of the services expected to be provided by VAIA and the Subadviser were satisfactory and that there was a reasonable basis on which to conclude that each would provide a high quality of investment services to the Fund.
Investment Performance
Because the Fund had not commenced operations, the Board could not evaluate prior investment performance for the Fund. Investment performance was therefore not a material factor in the Board’s approval of the Agreements. However, the Board reviewed and was satisfied with certain information regarding performance of an account managed by the Subadviser in a manner similar to the Fund’s proposed investment strategies.
Management Fees and Total Expenses
The Board considered the fees proposed to be charged to the Fund for advisory services as well as the expected total expense levels of the Fund. Among other data provided, the Board noted that the proposed management fee and total expenses for the Fund were within the range of other funds deemed to be comparable to the Fund by management. The Board noted that the Fund was expected to have an expense cap in place to limit the total expenses incurred by the Fund and its shareholders. The Board also noted that the subadvisory fee for the Fund would be paid by VAIA out of its management fees rather than paid separately by the Fund. In this regard, the Board took into account management’s discussion with respect to the advisory/subadvisory fee structure, including the amount of the advisory fee expected to be retained by VAIA after payment of the subadvisory fee. The Board also took into account the expected size of the Fund and the impact on expenses.
The Board concluded that the proposed advisory and subadvisory fees for the Fund were fair and reasonable in light of the usual and customary charges made for services of the same nature and quality and the other factors considered.
Projected Profitability
The Board also considered certain information relating to profitability for its services to other Virtus Funds that had been provided by VAIA, as a proxy for evaluating the projected profitability to VAIA and its affiliates for their services to the Fund. In this regard, the Board considered information regarding the overall profitability, as well as on a fund-by-fund basis, of VAIA for its management of Virtus Funds, as well as its profits and those of its affiliates for managing and providing other services to the Virtus Funds, such as distribution, transfer agency and administrative services provided to the Virtus Funds by VAIA affiliates. In addition to the fees paid to VAIA and its affiliates, the Board considered any other benefits derived by VAIA or its affiliates from their relationships with the Virtus Funds. The Board reviewed the methodology used to allocate costs to each Virtus Fund, taking into account the fact that allocation methodologies are inherently subjective and various allocation methodologies may each be reasonable while producing different results. The Board concluded that the profitability to VAIA and its affiliates from the Virtus Funds was reasonable in light of the quality of the services rendered to the Virtus Funds by VAIA and its affiliates.
In considering the projected profitability to the Subadviser in connection with its relationship to the Fund, the Board noted that the fees under the Subadvisory Agreement would be paid by VAIA out of the fees that VAIA receives under the Advisory Agreement, so that Fund shareholders would not be directly impacted by those fees. In considering the reasonableness of the fees payable by VAIA to the Subadviser, the Board noted that, because the Subadviser is an affiliate of VAIA, such profitability might be directly or indirectly shared by VAIA. For each of the above reasons, the Board concluded that the projected profitability to the Subadviser and its affiliates from their relationships with the Fund was not a material factor in approval of the Subadvisory Agreement.
Economies of Scale
The Board received and discussed information concerning whether VAIA should be expected to realize economies of scale as the Fund’s assets grow. The Board noted that the proposed management fees for the Fund included breakpoints based on assets under management, and that expense caps were expected to be implemented for the Fund. The Board also took into account management’s discussion of the Fund’s management fee and subadvisory fee structure. The Board also took into account the expected size of the Fund. The Board noted that VAIA and the Fund may realize certain economies of scale if the assets of the Fund were to be materially higher than anticipated, particularly in relationship to certain fixed costs, and that shareholders of the Fund would have an opportunity to benefit from these economies of scale.
For similar reasons as stated above with respect to the Subadviser’s profitability, and based upon the expected size of the Fund to be managed by the Subadviser, the Board concluded that the potential for economies of scale in the Subadviser’s management of the Fund was not a material factor in the approval of the Subadvisory Agreements at this time.

CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS FOR
VIRTUS KAR LONG/SHORT EQUITY FUND (the “FUND”)
BY THE BOARD OF TRUSTEES (UNAUDITED) (Continued)
Other Factors
The Board considered other benefits that may be realized by VAIA and the Subadviser and their affiliates from their relationships with the Fund. Among them, the Board recognized that VP Distributors, LLC, an affiliate of VAIA, serves as the distributor for the Trust, and, as such, was expected to receive payments pursuant to Rule 12b-1 from the Fund to compensate it for providing selling activities, which could lead to growth in the Fund’s assets and corresponding benefits from such growth, including economies of scale. The Board noted that an affiliate of VAIA and the Subadviser also provides administrative and transfer agency services to the Trust. The Board noted management’s discussion of the fact that, while the Subadviser is an affiliate of VAIA, there were no other direct benefits to the Subadviser or VAIA in providing investment advisory services to the Fund, other than the fees to be earned under the Agreements, although there may be certain indirect benefits gained, including to the extent that serving the Fund could provide the opportunity to provide advisory services to additional portfolios of the Trust or certain reputational benefits.
Conclusion
Based on all of the foregoing considerations, the Board, including a majority of the Independent Trustees, determined that approval of each Agreement was in the best interests of the Fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Agreements with respect to the Fund.

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VIRTUS ALTERNATIVE SOLUTIONS TRUST
101 Munson Street
Greenfield, MA 01301-9668
Trustees
Philip R. McLoughlin, Chairman
George R. Aylward
Thomas J. Brown
Donald C. Burke
Sidney E. Harris
John R. Mallin
Hassell H. McClellan
Connie D. McDaniel
Geraldine M. McNamara
James M. Oates
Richard E. Segerson
Officers
George R. Aylward, President
Peter Batchelar, Senior Vice President
W. Patrick Bradley, Executive Vice President, Chief Financial Officer and Treasurer
Kevin J. Carr, Senior Vice President and Assistant Secretary
Nancy J. Engberg, Senior Vice President and Chief Compliance Officer
Jennifer Fromm, Vice President, Chief Legal Officer, Counsel and Secretary
Julia R. Short, Senior Vice President
Francis G. Waltman, Executive Vice President
Investment Adviser
Virtus Alternative Investment Advisers, Inc.
One Financial Plaza
Hartford, CT 06103-2608
Principal Underwriter
VP Distributors, LLC
One Financial Plaza
Hartford, CT 06103-2608
Administrator and Transfer Agent
Virtus Fund Services, LLC
One Financial Plaza
Hartford, CT 06103-2608
Custodian
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286-1048
How to Contact Us
Mutual Fund Services	1-800-243-1574
Adviser Consulting Group	1-800-243-4361
Website	Virtus.com

Important Notice to Shareholders
The Securities and Exchange Commission has modified mailing regulations for semiannual and annual shareholder fund reports to allow mutual fund companies to send a single copy of these reports to shareholders who share the same mailing address. If you would like additional copies, please call Mutual Fund Services at 1-800-243-1574.

P.O. Box 9874
Providence, RI 02940-8074
For more information about Virtus Mutual Funds,
please contact us at 1-800-243-1574, or Virtus.com.
8554	06-19

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on an evaluation of those controls and procedures made as of a date within 90 days of the filing date of this report as required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Exchange Act.

(b)

There has been no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Virtus Alternative Solutions Trust

By (Signature and Title)*	/s/ George R. Aylward
George R. Aylward, President
(principal executive officer)

Date	7/05/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ George R. Aylward
George R. Aylward, President
(principal executive officer)

Date	7/05/2019

By (Signature and Title)*	/s/ W. Patrick Bradley

W. Patrick Bradley, Executive Vice President, Chief Financial Officer and Treasurer
(principal financial and accounting officer)

Date	7/05/2019

* Print the name and title of each signing officer under his or her signature.